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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08934

ING Strategic Allocation Portfolios, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Strategic Allocation Conservative Portfolio
ING VP Strategic Allocation Growth Portfolio
ING VP Strategic Allocation Moderate Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 40.8%
		Advertising: 0.5%
130		Catalina Marketing Corp.	$4,105
260	@	inVentiv Health, Inc.	9,955
6,800		Omnicom Group	696,184
			710,244
		Aerospace/Defense: 1.3%
1,300		Boeing Co.	115,583
50	L	DRS Technologies, Inc.	2,609
170		Kaman Corp.	3,963
7,800		Lockheed Martin Corp.	756,756
12,245		Raytheon Co.	642,373
4,200		United Technologies Corp.	273,000
			1,794,284
		Agriculture: 0.7%
1,720	@	Alliance One International, Inc.	15,876
7,100	L	Altria Group, Inc.	623,451
3,378	@@	British American Tobacco PLC	105,990
170		Delta & Pine Land Co.	7,004
3,500	L	Reynolds American, Inc.	218,435
50		Universal Corp.	3,068
1,600	L	UST, Inc.	92,768
			1,066,592
		Airlines: 0.1%
250	@	Alaska Air Group, Inc.	9,525
8,482	@, @@	British Airways PLC	81,266
190	@, L	JetBlue Airways Corp.	2,187
776		Skywest, Inc.	20,820
			113,798
		Apparel: 0.4%
6,500	@	Coach, Inc.	325,325
70	@, L	CROCS, Inc.	3,308
170	@, L	Deckers Outdoor Corp.	12,073
430	@	Gymboree Corp.	17,230
1,310	@	Hanesbrands, Inc.	38,501
1,700		Jones Apparel Group, Inc.	52,241
730		Kellwood Co.	21,411
500		K-Swiss, Inc.	13,510
900		Wolverine World Wide, Inc.	25,713
			509,312
		Auto Manufacturers: 0.1%
16,000	@@	Fuji Heavy Industries Ltd.	82,866
			82,866
		Auto Parts & Equipment: 0.0%
1,510	L	ArvinMeritor, Inc.	27,558
40		Bandag, Inc.	2,028
240	@, L	Lear Corp.	8,762
550	L	Standard Motor Products, Inc.	9,389
6	@@	Sumitomo Rubber Industries, Inc.	65
			47,802
		Banks: 3.0%
2,240	L	Associated Banc-Corp.	75,264
4,401	@@, L	Banco Bilbao Vizcaya Argentaria SA	108,068
21,450		Bank of America Corp.	1,094,379
510		Bank of Hawaii Corp.	27,045
3,400	@@	Bank of Ireland - Dublin Exchange	72,949
700	@@	Bank of Ireland - London Exchange	15,016
10,000	@@	Bank of Yokohama Ltd.	74,338
7,570	@@	Barclays PLC	107,340
8,953	@@	Capitalia S.p.A.	80,956
810	L	Chittenden Corp.	24,454
1,740	L	Colonial BancGroup, Inc.	43,065
2,900		Comerica, Inc.	171,448
770	L	Corus Bankshares, Inc.	13,136
3,945	@@	Depfa Bank PLC	70,607
1,019	@@	Deutsche Bank AG	137,102
790	L	East-West Bancorp., Inc.	29,048
1,320	@@, L	First Bancorp.	17,503
130	L	First Financial Bancorp.	1,964
180		First Indiana Corp.	3,933
140		First Republic Bank	7,518
1,360	L	FirstMerit Corp.	28,710
390	L	Fremont General Corp.	2,703

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Banks (continued)
860		Hanmi Financial Corp.	$16,392
14,836	@@	HSBC Holdings PLC	259,797
1,280		Independent Bank Corp.	26,074
14,538	@@	Intesa Sanpaolo S.p.A.	110,495
700	@@	KBC Groep NV	87,171
686	@@	Kookmin Bank ADR	61,843
10	@@	Mitsubishi UFJ Financial Group, Inc.	112,667
190		Nara Bancorp., Inc.	3,327
3,700	@@	National Australia Bank Ltd.	120,666
8,300		Regions Financial Corp.	293,571
711	@@	Societe Generale	122,938
6,000	@@	Sumitomo Trust & Banking Co., Ltd.	62,249
390		UCBH Holdings, Inc.	7,262
900	@@	Uniao de Bancos Brasileiros SA GDR	78,714
60		United Bankshares, Inc.	2,102
6,050		Wachovia Corp.	333,053
410		Webster Financial Corp.	19,684
10,600		Wells Fargo & Co.	364,958
220		Whitney Holding Corp.	6,728
380		Wilshire Bancorp., Inc.	6,232
			4,302,469
		Beverages: 0.3%
3,200		Anheuser-Busch Cos., Inc.	161,472
2,621	@@	Coca-Cola Hellenic Bottling Co. SA	110,618
812	@@	Fomento Economico Mexicano SA de CV ADR	89,637
200	@, L	Hansen Natural Corp.	7,576
2,900		Pepsi Bottling Group, Inc.	92,481
1,230		PepsiAmericas, Inc.	27,454
			489,238
		Biotechnology: 0.0%
170	@	CryoLife, Inc.	1,430
50	@	Digene Corp.	2,121
2,750	@, L	Millennium Pharmaceuticals, Inc.	31,240
140	@, L	PDL BioPharma, Inc.	3,038
170	@, L	Regeneron Pharmaceuticals, Inc.	3,675
870	@, L	Savient Pharmaceuticals, Inc.	10,457
620	@	Vertex Pharmaceuticals, Inc.	17,385
			69,346
		Building Materials: 0.1%
180		Florida Rock Industries, Inc.	12,112
120		Gibraltar Industries, Inc.	2,714
2,782	@@	Italcementi S.p.A.	83,549
340		Lennox International, Inc.	12,138
70	@, L	NCI Building Systems, Inc.	3,342
300		Universal Forest Products, Inc.	14,865
			128,720
		Chemicals: 0.3%
600		Cabot Corp.	28,638
1,250		Chemtura Corp.	13,663
400		Ferro Corp.	8,644
510	L	Georgia Gulf Corp.	8,267
510		HB Fuller Co.	13,908
920		Lubrizol Corp.	47,408
1,801		Lyondell Chemical Co.	53,976
120		MacDermid, Inc.	4,184
1,730	L	Olin Corp.	29,306
120	@	OM Group, Inc.	5,362
1,910	@, L	PolyOne Corp.	11,651
170		Quaker Chemical Corp.	4,048
1,700	L	Sherwin-Williams Co.	112,268
12,000	@@	Sumitomo Chemical Co., Ltd.	90,430
197		Valspar Corp.	5,483
			437,236
		Commercial Services: 0.7%
1,330		ABM Industries, Inc.	35,099
320		Adesa, Inc.	8,842
110		Administaff, Inc.	3,872
190	@, L	Alliance Data Systems Corp.	11,708
2,100	@, L	Apollo Group, Inc.	92,190
60		Arbitron, Inc.	2,817
7,390	@, @@	Brambles Ltd.	81,300
340	@, L	Career Education Corp.	10,370
80		Central Parking Corp.	1,774
150	@, W	ChoicePoint, Inc.	5,615
210	@, L	Coinstar, Inc.	6,573
82	@	Consolidated Graphics, Inc.	6,072
2,300	@	Convergys Corp.	58,443
80	L	CPI Corp.	4,201

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
960	L	DeVry, Inc.	$28,176
360	@	Heidrick & Struggles International, Inc.	17,442
290	@	ITT Educational Services, Inc.	23,632
130	@	Kendle International, Inc.	4,618
1,090	@, L	Korn/Ferry International	25,005
1,110	@, L	Labor Ready, Inc.	21,079
180	@, L	Laureate Education, Inc.	10,615
300	@, L	Live Nation, Inc.	6,618
780		Manpower, Inc.	57,541
5,000		McKesson Corp.	292,700
170	@	Midas, Inc.	3,667
1,500	@	MPS Group, Inc.	21,225
100	@, L	Pharmanet Development Group	2,600
30	@	Pre-Paid Legal Services, Inc.	1,503
470	@, L	Quanta Services, Inc.	11,853
20	L	Strayer Education, Inc.	2,500
1,999	@@	USG People NV	82,494
80	@, L	Vertrue, Inc.	3,849
510	W	Viad Corp.	19,686
345	@, L	Volt Information Sciences, Inc.	9,036
510		Watson Wyatt Worldwide, Inc.	24,812
			999,527
		Computers: 2.7%
300	@	Affiliated Computer Services, Inc.	17,664
270	L	Agilysys, Inc.	6,067
3,400	@	Apple, Inc.	315,894
167	@	CACI International, Inc.	7,826
1,162	@, L	Cadence Design Systems, Inc.	24,472
620	@	Ciber, Inc.	4,879
36,500	@	Dell, Inc.	847,165
50	L	Factset Research Systems, Inc.	3,143
25,550		Hewlett-Packard Co.	1,025,577
750		Imation Corp.	30,285
12,050		International Business Machines Corp.	1,135,833
140	@, L	Kronos, Inc.	7,490
3,100	@, L	Lexmark International, Inc.	181,226
280	@, L	Mercury Computer Systems, Inc.	3,884
345	@	Micros Systems, Inc.	18,627
1,400	@	Network Appliance, Inc.	51,128
540	@, L	Radisys Corp.	8,824
800	@, L	Sandisk Corp.	35,040
1,030	@, L	SRA International, Inc.	25,091
220	@	SYKES Enterprises, Inc.	4,013
1,210	@	Synopsys, Inc.	31,738
860	@	Western Digital Corp.	14,457
			3,800,323
		Cosmetics/Personal Care: 0.6%
2,200	L	Estee Lauder Cos., Inc.	107,470
10,850		Procter & Gamble Co.	685,286
			792,756
		Distribution/Wholesale: 0.1%
640		Building Materials Holding Corp.	11,590
5,000	@@	Sumitomo Corp.	89,596
600	@	Tech Data Corp.	21,486
			122,672
		Diversified Financial Services: 2.9%
280		AG Edwards, Inc.	19,370
1,400		American Express Co.	78,960
980	@, L	AmeriCredit Corp.	22,403
1,800		CIT Group, Inc.	95,256
21,900		Citigroup, Inc.	1,124,346
2,100	L	Countrywide Financial Corp.	70,644
2,900		Fannie Mae	158,282
140		Financial Federal Corp.	3,685
2,200		Goldman Sachs Group, Inc.	454,586
270	L	IndyMac Bancorp., Inc.	8,654
460	@	Investment Technology Group, Inc.	18,032
15,800		JP Morgan Chase & Co.	764,404
14	@@	Kenedix, Inc.	71,241
210	@, L	LaBranche & Co., Inc.	1,714
3,200		Lehman Brothers Holdings, Inc.	224,224
2,650		Merrill Lynch & Co., Inc.	216,426
5,600		Morgan Stanley	441,056
20	@, L	Piper Jaffray Cos.	1,239
1,160		Raymond James Financial, Inc.	34,522
540	@@	SFCG Co., Ltd.	95,891
240		SWS Group, Inc.	5,954
2,600	@@	UBS AG - Reg	155,043

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
790		Waddell & Reed Financial, Inc.	$18,423
			4,084,355
		Electric: 1.1%
360		Central Vermont Public Service Corp.	10,375
310		Duquesne Light Holdings, Inc.	6,135
5,800		Edison International	284,954
500	@	El Paso Electric Co.	13,175
1,000		Entergy Corp.	104,920
11,485	@@	International Power PLC	89,769
410		MDU Resources Group, Inc.	11,783
2,240		Northeast Utilities	73,405
520		NSTAR	18,262
1,590		OGE Energy Corp.	61,692
350		Pepco Holdings, Inc.	10,157
870	L	PNM Resources, Inc.	28,101
4,700		Public Service Enterprise Group, Inc.	390,288
900	@@	RWE AG	95,156
2,905	@@	Scottish & Southern Energy PLC	88,398
2,600	@@	Tokyo Electric Power Co., Inc.	88,754
1,600		TXU Corp.	102,560
6,300		Xcel Energy, Inc.	155,547
			1,633,431
		Electrical Components & Equipment: 0.0%
230	@, L	Advanced Energy Industries, Inc.	4,839
220	W	Ametek, Inc.	7,599
80	@	Greatbatch, Inc.	2,040
250	@	Littelfuse, Inc.	10,150
			24,628
		Electronics: 0.2%
340		Amphenol Corp.	21,954
80	@, L	Avnet, Inc.	2,891
60		Bel Fuse, Inc.	2,323
340	@, L	Benchmark Electronics, Inc.	7,024
660	@, L	Coherent, Inc.	20,948
350		CTS Corp.	4,837
420		Cubic Corp.	9,089
210	@	Cymer, Inc.	8,726
1,090		Gentex Corp.	17,713
1,800	@@	Hoya Corp.	59,468
1,960	@, L	Kemet Corp.	14,994
980		Methode Electronics, Inc.	14,475
110		National Instruments Corp.	2,885
190	@, L	Paxar Corp.	5,453
300	@, L	Photon Dynamics, Inc.	3,783
1,000	@	Thomas & Betts Corp.	48,820
470	@, L	Trimble Navigation Ltd.	12,615
640	@, L	Varian, Inc.	37,286
1,490	@	Vishay Intertechnology, Inc.	20,830
			316,114
		Energy - Alternate Sources: 0.0%
410	@, L	Headwaters, Inc.	8,959
1,100	@, @@	Renewable Energy Corp. AS	24,557
			33,516
		Engineering & Construction: 0.2%
1,000	@@	Bouygues SA	77,464
520	@, L	EMCOR Group, Inc.	30,670
770		Granite Construction, Inc.	42,550
709	@@	Hochtief AG	72,062
920	@	Jacobs Engineering Group, Inc.	42,918
100	@, L	Shaw Group, Inc.	3,127
290	@	URS Corp.	12,351
			281,142
		Entertainment: 0.0%
230	@	Macrovision Corp.	5,762
320	@	Pinnacle Entertainment, Inc.	9,302
			15,064
		Environmental Control: 0.2%
80	@, L	Tetra Tech, Inc.	1,525
135	@	Waste Connections, Inc.	4,042
9,500		Waste Management, Inc.	326,895
			332,462
		Food: 0.8%
3,600		Campbell Soup Co.	140,220
69,000	@@	China Yurun Food Group Ltd.	75,065
444		Corn Products International, Inc.	15,802
9,726		General Mills, Inc.	566,248
652		Hormel Foods Corp.	24,248
474	@@, L	Nestle SA	184,708

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Food (continued)
420	@, L	Ralcorp Holdings, Inc.	$27,006
290	@	Smithfield Foods, Inc.	8,686
7,114	@@	Tate & Lyle PLC	80,696
220	@	TreeHouse Foods, Inc.	6,703
1,021	@@, L	Wimm-Bill-Dann Foods OJSC ADR	81,537
			1,210,919
		Forest Products & Paper: 0.2%
90		Bowater, Inc.	2,144
460	@	Buckeye Technologies, Inc.	5,971
530	@	Caraustar Industries, Inc.	3,328
1,740	L	Louisiana-Pacific Corp.	34,904
70		Neenah Paper, Inc.	2,782
640		Rock-Tenn Co.	21,248
310		Schweitzer-Mauduit International, Inc.	7,704
3,968	@, @@	Smurfit Kappa PLC	99,122
1,700		Temple-Inland, Inc.	101,558
210		Wausau Paper Corp.	3,016
			281,777
		Gas: 0.3%
1,500		Atmos Energy Corp.	46,920
60		Cascade Natural Gas Corp.	1,581
1,017		Energen Corp.	51,755
600		KeySpan Corp.	24,690
2,400		Nicor, Inc.	116,208
4,500		NiSource, Inc.	109,980
1,769		UGI Corp.	47,250
640		WGL Holdings, Inc.	20,467
			418,851
		Hand/Machine Tools: 0.3%
900		Snap-On, Inc.	43,290
6,100		Stanley Works	337,696
			380,986
		Healthcare - Products: 0.2%
610	@, L	Advanced Medical Optics, Inc.	22,692
900	L	Biomet, Inc.	38,241
80	@	Biosite, Inc.	6,718
1,220	@, L	Cytyc Corp.	41,736
938		Dentsply International, Inc.	30,720
990	@	Edwards Lifesciences Corp.	50,193
340	@	Gen-Probe, Inc.	16,007
520	@	Haemonetics Corp.	24,310
152	@, L	Hologic, Inc.	8,761
97	@, L	Idexx Laboratories, Inc.	8,500
240	@	Immucor, Inc.	7,063
20	@, L	Intuitive Surgical, Inc.	2,431
430	L	Mentor Corp.	19,780
250	@	Osteotech, Inc.	1,910
70	@, L	Palomar Medical Technologies, Inc.	2,797
160	@	PSS World Medical, Inc.	3,382
200	@	Respironics, Inc.	8,398
230	@, L	SurModics, Inc.	8,280
280	@	Techne Corp.	15,988
			317,907
		Healthcare - Services: 1.2%
4,100		Aetna, Inc.	179,539
450	@, L	AMERIGROUP Corp.	13,680
120	@	Amsurg Corp.	2,939
120	@	Apria Healthcare Group, Inc.	3,870
450	@, L	Centene Corp.	9,446
2,350	@	Coventry Health Care, Inc.	131,718
600	@@	Fresenius Medical Care AG & Co. KGaA	87,248
90	@, L	Genesis HealthCare Corp.	5,680
530	@	Gentiva Health Services, Inc.	10,690
310	@	Health Net, Inc.	16,681
440	@, L	Healthways, Inc.	20,570
2,700	@	Humana, Inc.	156,654
140	@	Lincare Holdings, Inc.	5,131
440	@	Pediatrix Medical Group, Inc.	25,106
260	@	Sierra Health Services, Inc.	10,704
310	@	Triad Hospitals, Inc.	16,198
210	@	United Surgical Partners International, Inc.	6,470
10,500		UnitedHealth Group, Inc.	556,185
260	@	WellCare Health Plans, Inc.	22,165
5,600	@	WellPoint, Inc.	454,160
			1,734,834
		Holding Companies - Diversified: 0.1%
160	L	Leucadia National Corp.	4,707
790	@@	LVMH Moet Hennessy Louis Vuitton SA	87,746
			92,453

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Home Builders: 0.1%
25,000	@, @@	Haseko Corp.	$91,043
300		MDC Holdings, Inc.	14,421
25	@	NVR, Inc.	16,625
158		Thor Industries, Inc.	6,224
590	L	Winnebago Industries	19,842
			148,155
		Home Furnishings: 0.1%
320	L	Ethan Allen Interiors, Inc.	11,309
5,000	@@	Matsushita Electric Industrial Co., Ltd.	100,772
			112,081
		Household Products/Wares: 0.1%
540	L	American Greetings Corp.	12,533
860		Blyth, Inc.	18,155
600	@@	Henkel KGaA	88,972
120		John H. Harland Co.	6,148
290	@, L	Playtex Products, Inc.	3,935
630	L	Tupperware Corp.	15,706
			145,449
		Housewares: 0.0%
577		Toro Co.	29,565
			29,565
		Insurance: 2.7%
4,000	@@	ACE Ltd.	228,240
5,800		Allstate Corp.	348,348
961		American Financial Group, Inc.	32,712
8,200		American International Group, Inc.	551,204
80		Arthur J Gallagher & Co.	2,266
5,100		Chubb Corp.	263,517
960		Delphi Financial Group	38,621
700	@@	Everest Re Group Ltd.	67,319
3,900		Genworth Financial, Inc.	136,266
3,392		Hartford Financial Services Group, Inc.	324,207
1,680		HCC Insurance Holdings, Inc.	51,744
860		Horace Mann Educators Corp.	17,673
42	L	Landamerica Financial Group, Inc.	3,104
38,045	@@	Legal & General Group PLC	119,419
6,000		Loews Corp.	272,580
6,750	L	Metlife, Inc.	426,263
770		Old Republic International Corp.	17,032
726	@, L	Philadelphia Consolidated Holding Co.	31,937
310		PMI Group, Inc.	14,018
560		Presidential Life Corp.	11,043
530	@, L	ProAssurance Corp.	27,110
4,405	L	Prudential Financial, Inc.	397,595
290	L	Radian Group, Inc.	15,915
160		RLI Corp.	8,789
1,623		Safeco Corp.	107,816
350		Safety Insurance Group, Inc.	14,042
150	@	SCPIE Holdings, Inc.	3,405
924		Selective Insurance Group	23,525
570		Stancorp Financial Group, Inc.	28,027
1,700		Travelers Cos., Inc.	88,009
60	@, L	Triad Guaranty, Inc.	2,485
630		Unitrin, Inc.	29,654
1,571		WR Berkley Corp.	52,032
590		Zenith National Insurance Corp.	27,889
330	@@, L	Zurich Financial Services AG	95,428
			3,879,234
		Internet: 0.3%
1,500	@, L	Amazon.com, Inc.	59,685
60	@, L	Blue Coat Systems, Inc.	2,204
140	@, L	Blue Nile, Inc.	5,692
100	@	F5 Networks, Inc.	6,668
4,400	@	IAC/InterActiveCorp.	165,924
330	@, L	Infospace, Inc.	8,471
240	@, L	j2 Global Communications, Inc.	6,653
837	@	McAfee, Inc.	24,340
830	@	Napster, Inc.	3,436
310	@, L	NetFlix, Inc.	7,189
620	@	PC-Tel, Inc.	6,305
390	@, L	Secure Computing Corp.	3,003
1,291	@, @@	SeLoger.com	56,945
280	@	Stamps.com, Inc.	4,024
760		United Online, Inc.	10,663
3,500	@, L	VeriSign, Inc.	87,920
210	@	WebEx Communications, Inc.	11,941
			471,063

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Iron/Steel: 0.5%
120		Carpenter Technology Corp.	$14,491
280		Chaparral Steel Co.	16,288
310	L	Cleveland-Cliffs, Inc.	19,843
110	@	Material Sciences Corp.	1,098
5,200		Nucor Corp.	338,676
21,000	@@	Sumitomo Metal Industries Ltd.	108,359
2,200		United States Steel Corp.	218,174
			716,929
		Leisure Time: 0.2%
2,298	@@	Carnival PLC	110,944
18,946	@@	First Choice Holidays PLC	107,409
203	L	Polaris Industries, Inc.	9,740
400		Sabre Holdings Corp.	13,100
			241,193
		Lodging: 0.0%
600		Harrah’s Entertainment, Inc.	50,670
			50,670
		Machinery - Construction & Mining: 0.2%
2,802	@@	Atlas Copco AB	89,332
3,700	@@	Hitachi Construction Machinery Co., Ltd.	99,667
600	L	Joy Global, Inc.	25,740
			214,739
		Machinery - Diversified: 0.2%
700	@, L	AGCO Corp.	25,879
210		Applied Industrial Technologies, Inc.	5,153
900	L	Cummins, Inc.	130,248
760	@	Gardner Denver, Inc.	26,486
1,778	@@	Heidelberger Druckmaschinen	81,533
293		IDEX Corp.	14,908
80	@, L	Intevac, Inc.	2,110
330		Manitowoc Co., Inc.	20,965
570		Nordson Corp.	26,482
110		Robbins & Myers, Inc.	4,102
			337,866
		Media: 1.3%
1,700		Clear Channel Communications, Inc.	59,568
10,200		McGraw-Hill Cos., Inc.	641,376
6,800		News Corp., Inc. - Class A	157,216
2,543	@@	Vivendi	103,643
25,800		Walt Disney Co.	888,294
			1,850,097
		Metal Fabricate/Hardware: 0.0%
240		AM Castle & Co.	7,046
280		Commercial Metals Co.	8,778
250		Precision Castparts Corp.	26,013
573		Quanex Corp.	24,267
			66,104
		Mining: 0.1%
5,798	@@	BHP Billiton Ltd.	140,445
			140,445
		Miscellaneous Manufacturing: 1.7%
620		Acuity Brands, Inc.	33,753
150		AO Smith Corp.	5,733
161		Aptargroup, Inc.	10,776
120	@, L	Ceradyne, Inc.	6,569
3,000		Cooper Industries Ltd.	134,970
1,140		Crane Co.	46,079
4,700	L	Eastman Kodak Co.	106,032
2,400		Eaton Corp.	200,544
520	@	EnPro Industries, Inc.	18,746
16,650		General Electric Co.	588,744
100		Harsco Corp.	4,486
10,800		Honeywell International, Inc.	497,448
7,000	@@	Konica Minolta Holdings, Inc.	91,711
340	@	Lydall, Inc.	5,403
1,900		Parker Hannifin Corp.	163,989
570		Pentair, Inc.	17,761
140		Roper Industries, Inc.	7,683
1,626	@@	Siemens AG	174,122
330		Standex International Corp.	9,408
550	@	Sturm Ruger & Co., Inc.	7,398
783		Teleflex, Inc.	53,299
830		Tredegar Corp.	18,916
7,300	@@	Tyco International Ltd.	230,315
			2,433,885

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Office Furnishings: 0.0%
361	L	Herman Miller, Inc.	$12,090
			12,090
		Office/Business Equipment: 0.2%
17,100	@	Xerox Corp.	288,819
			288,819
		Oil & Gas: 3.7%
260	@	Atwood Oceanics, Inc.	15,259
30		Cabot Oil & Gas Corp.	2,020
12,627		Chevron Corp.	933,893
110	@	Encore Acquisition Co.	2,661
3,200	@@	ERG S.p.A.	88,055
28,500		ExxonMobil Corp.	2,150,325
290	@, L	Forest Oil Corp.	9,677
130		Frontier Oil Corp.	4,243
2,036	L	Helmerich & Payne, Inc.	61,772
7,800		Marathon Oil Corp.	770,874
1,250	@	Newfield Exploration Co.	52,138
820		Noble Energy, Inc.	48,913
3,800		Occidental Petroleum Corp.	187,378
647	@@	Petroleo Brasileiro SA ADR	64,383
100	@, L	Petroleum Development Corp.	5,357
800	@	Pride International, Inc.	24,080
5,200	@@	Royal Dutch Shell PLC - Class B	172,999
2,912	@@, L	Sasol Ltd. ADR	96,242
150	@, L	Southwestern Energy Co.	6,147
290		St. Mary Land & Exploration Co.	10,637
2,200	@@	Total SA	153,693
7,000		Valero Energy Corp.	451,430
			5,312,176
		Oil & Gas Services: 0.4%
480	@	Grant Prideco, Inc.	23,923
9,800		Halliburton Co.	311,052
920	@, L	Helix Energy Solutions Group, Inc.	34,307
60	@, L	Hornbeck Offshore Services, Inc.	1,719
90	@	Hydril	8,662
140	@	Lone Star Technologies	9,244
170		Lufkin Industries, Inc.	9,551
3,500	@, @@	Petroleum Geo-Services ASA	89,866
440	@, L	SEACOR Holdings, Inc.	43,296
1,220	L	Tidewater, Inc.	71,468
210	@	W-H Energy Services, Inc.	9,815
			612,903
		Packaging & Containers: 0.3%
12,700	@	Pactiv Corp.	428,498
1,300		Sonoco Products Co.	48,854
			477,352
		Pharmaceuticals: 2.6%
5,700		AmerisourceBergen Corp.	300,675
2,119	@@	AstraZeneca PLC	114,233
120	@, L	Bradley Pharmaceuticals, Inc.	2,303
200	@, L	Cephalon, Inc.	14,242
5,100	@	Forest Laboratories, Inc.	262,344
5,500	@@	GlaxoSmithKline PLC	151,817
7,200	@, L	King Pharmaceuticals, Inc.	141,624
550		Medicis Pharmaceutical Corp.	16,951
15,500		Merck & Co., Inc.	684,635
160	@, L	MGI Pharma, Inc.	3,595
3,400		Mylan Laboratories	71,876
370	@, L	NBTY, Inc.	19,625
470	@, L	Noven Pharmaceuticals, Inc.	10,904
964	@@	Omega Pharma SA	75,000
50	L	Omnicare, Inc.	1,989
39,200		Pfizer, Inc.	990,152
1,090	@@	Roche Holding AG	193,624
24,700		Schering-Plough Corp.	630,097
210	@, L	Sciele Pharma, Inc.	4,973
510	@, L	Sepracor, Inc.	23,781
780	@	Theragenics Corp.	4,883
260	@, L	USANA Health Sciences, Inc.	12,186
110	@	VCA Antech, Inc.	3,994
440	@, L	Viropharma, Inc.	6,314
			3,741,817
		Pipelines: 0.1%
400		Kinder Morgan, Inc.	42,580
900		Oneok, Inc.	40,500
			83,080
		Real Estate: 0.1%
6,000	@@	Cheung Kong Holdings Ltd.	75,853

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Real Estate (continued)
3,000	@@	Mitsui Fudosan Co., Ltd.	$87,700
700	@, L	Realogy Corp.	20,727
			184,280
		Real Estate Investment Trusts: 0.1%
120		Essex Property Trust, Inc.	15,538
200	L	Highwoods Properties, Inc.	7,898
1,590	L	Hospitality Properties Trust	74,412
70		Inland Real Estate Corp.	1,284
1,060		Liberty Property Trust	51,643
230		Longview Fibre Co.	5,665
160		LTC Properties, Inc.	4,146
220		UDR, Inc.	6,736
			167,322
		Retail: 2.4%
150	@, L	99 Cents Only Stores	2,210
780	@, L	Aeropostale, Inc.	31,379
1,399		American Eagle Outfitters	41,956
980	@	AnnTaylor Stores Corp.	38,004
120		Barnes & Noble, Inc.	4,734
1,700	@, L	Big Lots, Inc.	53,176
220		Brinker International, Inc.	7,194
420		Brown Shoe Co., Inc.	17,640
190		Cash America International, Inc.	7,790
240		Cato Corp.	5,614
230	@	CEC Entertainment, Inc.	9,554
1,560	@, L	Charming Shoppes, Inc.	20,202
30	@	Childrens Place Retail Stores, Inc.	1,673
2,400		Circuit City Stores, Inc.	44,472
356		Claire’s Stores, Inc.	11,435
2,338		CVS Corp.	79,819
1,100		Dollar General Corp.	23,265
1,250	@	Dollar Tree Stores, Inc.	47,800
2,900	@@	Don Quijote Co., Ltd.	56,547
920	@, L	Dress Barn, Inc.	19,145
2,500		Family Dollar Stores, Inc.	74,050
6,200	L	Federated Department Stores, Inc.	279,310
20,600		Gap, Inc.	354,526
200	@, L	HOT Topic, Inc.	2,220
380	@, L	Jack in the Box, Inc.	26,269
180	@, L	Jo-Ann Stores, Inc.	4,905
7,300	@	Kohl’s Corp.	559,253
9,800		McDonald’s Corp.	441,490
622		Men’s Wearhouse, Inc.	29,265
110		Movado Group, Inc.	3,240
3,300	L	Nordstrom, Inc.	174,702
1,200		OfficeMax, Inc.	63,288
260		OSI Restaurant Partners, Inc.	10,270
160	@, L	Panera Bread Co.	9,450
861	@	Payless Shoesource, Inc.	28,585
780		Petsmart, Inc.	25,709
140	@, L	PF Chang’s China Bistro, Inc.	5,863
2,300	L	RadioShack Corp.	62,169
600		Regis Corp.	24,222
1,630		Ross Stores, Inc.	56,072
1,040		Saks, Inc.	21,674
370	@, L	School Specialty, Inc.	13,361
739	@, L	Select Comfort Corp.	13,154
2,400	@@	Seven & I Holdings Co., Ltd.	72,758
1,148	@, L	Sonic Corp.	25,577
2,000		TJX Cos., Inc.	53,920
680		Triarc Cos.	11,689
162	@, L	Tween Brands, Inc.	5,787
8,250		Wal-Mart Stores, Inc.	387,338
			3,363,725
		Savings & Loans: 0.4%
690		Bankunited Financial Corp.	14,635
160	L	Downey Financial Corp.	10,326
320	@, L	FirstFed Financial Corp.	18,186
11,800		Washington Mutual, Inc.	476,484
			519,631
		Semiconductors: 0.4%
960	@	Actel Corp.	15,859
2,400	L	Applied Materials, Inc.	43,968
4,130	@, L	Atmel Corp.	20,774
580	@	Brooks Automation, Inc.	9,947
770	@	DSP Group, Inc.	14,630
1,400	@, @@	Elpida Memory, Inc.	54,117
360	@	Exar Corp.	4,766

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
840	@	Fairchild Semiconductor International, Inc.	$14,045
1,590	@	Integrated Device Technology, Inc.	24,518
110	@	International Rectifier Corp.	4,203
80		Intersil Corp.	2,119
1,270	@	Kulicke & Soffa Industries, Inc.	11,748
756	@, L	Lam Research Corp.	35,789
570	@, L	MEMC Electronic Materials, Inc.	34,531
553	L	Microchip Technology, Inc.	19,648
1,800	@, L	Novellus Systems, Inc.	57,636
720	@	Pericom Semiconductor Corp.	7,042
1,510	@, L	Semtech Corp.	20,355
2,900	@@	Shinko Electric Industries	65,268
280	@, L	Skyworks Solutions, Inc.	1,610
3,200	@, L	Teradyne, Inc.	52,928
320	@, L	Varian Semiconductor Equipment Associates, Inc.	17,082
310	@	Veeco Instruments, Inc.	6,045
			538,628
		Software: 1.0%
690	L	Acxiom Corp.	14,759
160	@	Advent Software, Inc.	5,579
90	@, L	Allscripts Healthcare Solutions, Inc.	2,413
110	@, L	Altiris, Inc.	3,620
180	@	Ansys, Inc.	9,139
4,400	@	BMC Software, Inc.	135,476
20,400		CA, Inc.	528,564
550	@	Captaris, Inc.	3,185
670	@	CSG Systems International	16,763
200	@	Dendrite International, Inc.	3,132
324	L	Dun & Bradstreet Corp.	29,549
560		Fair Isaac Corp.	21,661
9,800		First Data Corp.	263,620
510		Global Payments, Inc.	17,371
270	@	Hyperion Solutions Corp.	13,994
260		Inter-Tel, Inc.	6,146
1,100	@	Intuit, Inc.	30,096
230	@	Keane, Inc.	3,123
240	@	Mantech International Corp.	8,018
100	@, L	Mapinfo Corp.	2,013
6,050		Microsoft Corp.	168,614
220	@	Phoenix Technologies Ltd.	1,375
360	@	Progress Software Corp.	11,232
1,336	@	Sybase, Inc.	33,774
5,171	@, @@	Tele Atlas NV	116,167
340	@	Wind River Systems, Inc.	3,380
			1,452,763
		Telecommunications: 2.3%
2,460	@	3Com Corp.	9,619
8,357	@@	Alcatel SA	98,730
18,572		AT&T, Inc.	732,294
750	@	C-COR, Inc.	10,395
5,340	@	Cincinnati Bell, Inc.	25,098
32,850	@	Cisco Systems, Inc.	838,661
100		CT Communications, Inc.	2,410
890	@, L	Ditech Networks, Inc.	7,227
380	@	General Communication, Inc.	5,320
240	@	Harmonic, Inc.	2,357
478		Harris Corp.	24,354
16,500		Motorola, Inc.	291,555
660	@	Network Equipment Technologies, Inc.	6,402
17	@@	Nippon Telegraph & Telephone Corp.	89,801
959	@@	Orascom Telecom GDR	66,513
4,800		Qualcomm, Inc.	204,768
4,200		Sprint Nextel Corp.	79,632
170	@	Symmetricom, Inc.	1,411
51,216	@@	Telecom Italia S.p.A.	126,703
5,977	@@	Telefonica SA	132,359
1,470	@@	Telekomunikasi Indonesia Tbk PT ADR	63,416
905		Telephone & Data Systems, Inc.	53,956
310	@	Tollgrade Communications, Inc.	3,894
1,050	@, L	Utstarcom, Inc.	8,705
7,100		Verizon Communications, Inc.	269,232
33,250	@@	Vodafone Group PLC	88,906
			3,243,718
		Textiles: 0.0%
240		Angelica Corp.	6,610
670	@, L	Mohawk Industries, Inc.	54,974
			61,584

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Toys/Games/Hobbies: 0.1%
4,800		Mattel, Inc.	$132,336
			132,336
		Transportation: 0.5%
390		Con-way, Inc.	19,438
13	@@	East Japan Railway Co.	101,113
150	@	EGL, Inc.	5,945
250	L	Expeditors International Washington, Inc.	10,330
3,900		FedEx Corp.	418,977
420		Heartland Express, Inc.	6,670
570	@, L	HUB Group, Inc.	16,524
210		Landstar System, Inc.	9,626
490	@, L	Old Dominion Freight Line	14,117
547		Overseas Shipholding Group	34,242
190	@, L	Swift Transportation Co., Inc.	5,920
			642,902
		Water: 0.1%
1,578	@@	Veolia Environnement	117,454
			117,454
		Total Common Stock
		(Cost $48,804,745)	58,415,679
EXCHANGE-TRADED FUNDS: 0.2%
		Exchange-Traded Funds: 0.2%
1,900	L	iShares S&P SmallCap 600 Index Fund	128,953
1,340	L	Midcap SPDR Trust Series 1	207,124

		Total Exchange-Traded Funds
		(Cost $331,025)	336,077
PREFERRED STOCK: 0.7%
		Diversified Financial Services: 0.2%
8,900	P	Merrill Lynch & Co., Inc.	223,479
			223,479
		Insurance: 0.4%
10,125	@@, P	Aegon NV	261,428
3,000	@@, P	Aegon NV - Series 1	77,220
11,400	P	Metlife, Inc.	298,908
			637,556
		Media: 0.1%
2,556	@@	ProSieben SAT.1 Media AG	91,045
			91,045
		Total Preferred Stock
		(Cost $913,107)	952,080

Principal Amount			Value
CORPORATE BONDS/NOTES: 8.9%
		Banks: 3.8%
$230,000	@@, C	Australia & New Zealand Banking Group Ltd., 5.556%, due 10/29/49	$200,103
138,000	@@, #, C	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	139,747
94,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	102,843
110,000	@@, C	Bank of Ireland, 5.625%, due 12/29/49	95,784
90,000	@@, C	Bank of Nova Scotia, 5.500%, due 08/21/85	76,320
50,000		Bank of Scotland, 5.563%, due 11/30/49	43,132
61,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	63,588
60,000	@@, C	Barclays Bank PLC, 5.563%, due 12/31/49	52,428
150,000	@@, C	BNP Paribas, 5.445%, due 09/29/49	128,529
122,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	118,010
100,000	@@, C	Den Norske Bank ASA, 5.500%, due 08/29/49	85,500
20,000	@@, C	Den Norske Bank ASA, 5.625%, due 11/29/49	17,286
143,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	170,680
307,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	303,648
350,000	@@, C	HSBC Bank PLC, 5.663%, due 06/29/49	297,850
180,000	@@, C	HSBC Bank PLC, 5.687%, due 06/29/49	156,600
220,000	@@, C	Lloyds TSB Bank PLC, 5.478%, due 08/29/49	189,750
20,000	@@, C	Lloyds TSB Bank PLC, 5.563%, due 11/29/49	17,403
222,000	C	M&I Capital Trust A, 7.650%, due 12/01/26	229,504
123,000	C	Mellon Capital I, 7.720%, due 12/01/26	127,857
120,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	126,876
130,000	@@, C	National Australia Bank Ltd., 5.556%, due 10/29/49	112,761
20,000	@@, C	National Westminster Bank PLC, 5.500%, due 11/29/49	17,202
139,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	135,429
64,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	61,804
36,000	C	RBS Capital Trust I, 5.512%, due 09/30/49	35,473
162,000	@@, #, C	Resona Bank Ltd., 5.850%, due 09/29/49	161,488
370,000	@@, C	Royal Bank of Scotland Group PLC, 5.563%, due 12/29/49	317,275
110,000	@@, C	Societe Generale, 5.429%, due 11/29/49	94,992
443,000	@@, #, C	Societe Generale, 5.922%, due 12/05/49	443,558

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Banks (continued)
$270,000	@@, C	Standard Chartered PLC, 5.563%, due 07/29/49	$ 223,155
40,000	@@, C	Standard Chartered PLC, 5.587%, due 01/29/49	33,038
410,000	@@, C, L	Standard Chartered PLC, 5.625%, due 11/29/49	345,425
133,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	137,540
145,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	146,857
100,000	@@, C	Westpac Banking Corp., 5.525%, due 09/30/49	85,506
181,000	#, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	173,993
219,000	@@, #, C	Woori Bank, 6.125%, due 05/03/16	224,581
			5,493,515
		Chemicals: 0.1%
50,000		Stauffer Chemical, 5.380%, due 04/15/10	42,631
80,000		Stauffer Chemical, 5.790%, due 04/15/18	42,964
90,000		Stauffer Chemical, 7.440%, due 04/15/17	51,187
			136,782
		Computers: 0.1%
185,000	C	Hewlett-Packard Co., 5.400%, due 03/01/17	184,217
			184,217
		Diversified Financial Services: 2.3%
290,000	@@, #, C, L	Aiful Corp., 4.450%, due 02/16/10	281,307
271,000		Core Investment Grade Bond Trust I, 4.642%, due 11/30/07	269,747
232,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	241,204
136,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	140,686
85,000	@@, C	Financiere CSFB NV, 5.500%, due 03/29/49	73,100
167,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	167,261
163,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	209,797
269,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	264,914
213,000	C	Merrill Lynch & Co., Inc., 6.110%, due 01/29/37	207,190
111,000	@@, C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	113,581
100,000	@@, C	Paribas, 5.500%, due 12/31/49	86,255
60,667	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	60,058
95,439	@@, #, C	Petroleum Export Ltd., 5.265%, due 06/15/11	93,452
251,641	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	256,832
299,000	@@, #, C	Preferred Term Securities Ltd., 5.860%, due 03/23/35	301,168
84,000	C	Residential Capital, LLC, 6.500%, due 04/17/13	83,305
982,586	#	Toll Road Investors Partnership II LP, 17.110%, due 02/15/45	129,712
100,000	#, C	Twin Reefs Pass-Through Trust, 6.320%, due 12/10/49	100,345
179,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	188,499
			3,268,413
		Electric: 0.8%
163,000	C	Commonwealth Edison Co., 4.700%, due 04/15/15	149,405
107,000	C	Commonwealth Edison Co., 5.875%, due 02/01/33	99,605
184,000	C	Commonwealth Edison Co., 5.950%, due 08/15/16	180,433
41,000	@@	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	48,468
160,000	#, C	ITC Holdings Corp., 5.875%, due 09/30/16	161,155
70,000	#, C	ITC Holdings Corp., 6.375%, due 09/30/36	70,642
158,000	C	Nisource Finance Corp., 6.150%, due 03/01/13	162,893
174,000	C	NorthWestern Corp., 5.875%, due 11/01/14	171,902
31,843		PPL Montana, LLC, 8.903%, due 07/02/20	35,333
			1,079,836
		Insurance: 0.1%
219,000	@@, C	Aegon NV, 5.305%, due 12/31/49	187,820
			187,820
		Miscellaneous Manufacturing: 0.1%
73,000		Honeywell International, Inc., 5.700%, due 03/15/37	70,906
			70,906
		Multi-National: 0.1%
92,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	89,709
			89,709
		Oil & Gas: 0.4%
131,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	125,956
27,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	28,691
63,000	C, L	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	64,969
221,000	#	Pemex Project Funding Master Trust, 6.655%, due 06/15/10	227,188
130,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	125,660
			572,464
		Pipelines: 0.2%
357,000	#, C, I	Cameron Highway Oil Pipeline System Project, 5.860%, due 12/15/17	351,757
			351,757
		Real Estate Investment Trusts: 0.4%
48,000	C	Liberty Property LP, 6.375%, due 08/15/12	50,319
152,000	C	Liberty Property LP, 7.750%, due 04/15/09	159,021
373,000	C	Simon Property Group L.P., 5.000%, due 03/01/12	369,866
			579,206
		Retail: 0.1%
189,000	C	Home Depot, Inc., 5.875%, due 12/16/36	180,813
			180,813
		Telecommunications: 0.4%
256,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	263,632

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Telecommunications (continued)
$55,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	$54,927
78,000	C	Sprint Nextel Corp., 6.000%, due 12/01/16	76,899
174,000	@@, C	TELUS Corp., 8.000%, due 06/01/11	190,738
			586,196
		Total Corporate Bonds/Notes
		(Cost $12,832,538)	12,781,634
U.S. GOVERNMENT AGENCY OBLIGATIONS: 18.5%
		Federal Home Loan Bank: 0.1%
178,000	L	5.625%, due 06/13/16	183,416
			183,416
		Federal Home Loan Mortgage Corporation: 4.3%
467,477	C	4.500%, due 12/15/16	461,195
757,000		5.000%, due 01/16/09	758,702
388,656	C	5.000%, due 08/15/16	385,351
477,000	C	5.000%, due 05/15/20	465,574
150,000	C	5.000%, due 04/15/32	147,081
629,000	@	5.000%, due 01/00/00	607,280
333,000	L	5.125%, due 04/18/11	336,738
98,000	C	5.500%, due 12/15/20	97,578
1,081,000	C	5.500%, due 09/15/32	1,072,103
59,000	C	5.500%, due 10/15/32	58,818
52,000	C	5.500%, due 11/15/32	51,453
166,000	C	5.500%, due 07/15/33	166,028
342,000		5.750%, due 06/27/16	355,504
397,585	C	6.000%, due 01/15/29	405,980
627,000		6.625%, due 09/15/09	652,762
140,187	S	7.000%, due 11/01/31	145,673
			6,167,820
		Federal National Mortgage Association: 13.8%
271,000	W	4.500%, due 04/01/18	262,362
624,000	W	4.500%, due 04/01/37	586,560
249,081		4.818%, due 08/01/35	246,783
1,062,000	W	5.000%, due 04/15/21	1,047,398
6,364,000		5.000%, due 04/15/34	6,149,215
755,000		5.250%, due 08/01/12	764,555
440,000	L	5.250%, due 09/15/16	448,739
382,000	C	5.400%, due 03/26/12	381,902
13,382		5.500%, due 01/01/18	13,452
241,945		5.500%, due 02/01/18	242,591
396,000	W	5.500%, due 04/15/19	396,990
933,000	S	5.500%, due 05/25/30	923,927
270,164		5.500%, due 11/01/33	268,069
276,467		5.500%, due 01/25/36	272,092
396,668		5.500%, due 12/25/36	390,188
272,000	C	5.550%, due 03/29/10	271,891
273,886		6.000%, due 08/01/16	278,899
4,143,000		6.000%, due 04/01/18	4,211,616
271,769		6.000%, due 04/25/31	278,396
762,000		6.000%, due 04/01/34	767,715
339,202		6.500%, due 07/01/29	346,131
99,000		6.500%, due 04/01/31	101,011
142,000	L	6.625%, due 11/15/30	167,920
59,105		7.000%, due 02/01/31	61,762
710,000	L	7.250%, due 01/15/10	754,993
26,653		7.500%, due 09/01/31	27,886
			19,663,043
		Government National Mortgage Association: 0.3%
33,502		6.500%, due 01/15/29	34,510
29,719		6.500%, due 10/15/31	30,586
67,164		6.500%, due 01/15/32	69,061
23,124		7.000%, due 01/15/28	24,197
121,417		7.000%, due 02/15/28	127,052
158,260		7.500%, due 12/15/23	165,076
			450,482
		Total U.S. Government Agency Obligations
		(Cost $26,530,128)	26,464,761
U.S. TREASURY OBLIGATIONS: 13.1%
		U.S. Treasury Bonds: 4.7%
63,000		4.500%, due 03/31/12	62,897
2,076,000	L	4.500%, due 02/15/36	1,957,930
4,625,000	L	4.625%, due 02/15/17	4,617,054
			6,637,881
		U.S. Treasury Notes: 5.5%
1,487,000	L	4.625%, due 02/29/12	1,492,984
3,927,000	L	4.750%, due 02/28/09	3,937,434
2,477,000	L	4.750%, due 02/15/10	2,491,902
			7,922,320

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Treasury Inflation Indexed Protected Securities: 2.9%
$326,000	L	2.000%, due 01/15/16	$327,442
809,000	L	2.000%, due 01/15/26	784,379
631,000	L	2.375%, due 04/15/11	652,066
976,000	L	2.375%, due 01/15/17	994,451
376,000		2.375%, due 01/15/25	406,508
748,000		3.875%, due 01/15/09	957,219
			4,122,065
		Total U.S. Treasury Obligations
		(Cost $18,621,577)	18,682,266
ASSET-BACKED SECURITIES: 0.7%
		Automobile Asset-Backed Securities: 0.0%
28,000	C	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	27,866
18,153	C	Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	18,077
			45,943
		Credit Card Asset-Backed Securities: 0.1%
115,000	C	Bank One Issuance Trust, 4.540%, due 09/15/10	114,258
			114,258
		Home Equity Asset-Backed Securities: 0.1%
18,000	C	Renaissance Home Equity Loan Trust, 4.500%, due 05/25/35	17,883
97,871	C	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	95,723
			113,606
		Other Asset-Backed Securities: 0.5%
24,040	C	Caterpillar Financial Asset Trust, 5.590%, due 02/25/09	24,036
205,000	C	Countrywide Asset-Backed Certificates, 5.683%, due 10/25/46	205,288
28,000	C	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	28,140
149,000	C, S	Credit-Based Asset Servicing and Securitization, LLC, 5.510%, due 12/25/36	148,746
124,000	C	Equity One, Inc., 5.120%, due 09/25/33	122,523
98,000	C	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	97,875
32,545	C	Popular Mortgage Pass-Through Trust, 4.000%, due 12/25/34	32,330
72,000	C	Renaissance Home Equity Loan Trust, 5.600%, due 05/25/36	72,032
			730,970
		Total Asset-Backed Securities
		(Cost $1,007,068)	1,004,777
COLLATERALIZED MORTGAGE OBLIGATIONS: 19.5%
334,081	C	Banc of America Alternative Loan Trust, 6.291%, due 11/25/21	338,519
83,000	C	Banc of America Alternative Loan Trust, 6.507%, due 04/25/37	84,323
10,000	C	Banc of America Commercial Mortgage, Inc., 4.491%, due 11/10/39	9,731
171,063	C	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	169,701
38,000	C	Banc of America Commercial Mortgage, Inc., 4.945%, due 11/10/42	37,769
20,000	C	Banc of America Commercial Mortgage, Inc., 6.272%, due 06/11/35	20,851
312,590	C	Banc of America Funding Corp., 5.858%, due 05/20/36	313,305
106,000	C	Banc of America Mortgage Securities, Inc., 4.145%, due 07/25/34	103,811
117,441	C	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	117,240
99,114	C	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	97,802
517,085	C	Bank of America Alternative Loan Trust, 6.500%, due 04/25/36	524,518
260,446	C	Bank of America Alternative Loan Trust, 6.500%, due 05/25/46	264,930
26,000	C	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	25,308
173,547	C	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	174,699
37,000	C	Capco America Securitization Corp., 6.460%, due 10/15/30	37,679
247,045	C	Chaseflex Trust, 6.500%, due 02/25/37	250,309
10,000	C	Citigroup Commercial Mortgage Trust, 4.639%, due 05/15/43	9,859
363,286	C	Countrywide Alternative Loan Trust, 5.419%, due 10/25/35	359,081
473,627	C	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	474,975
975,000	C	Credit Suisse First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	959,019
82,000	C	Credit Suisse First Boston Mortgage Securities Corp., 7.547%, due 04/15/62	88,216
451,020	C	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	456,021
1,087,733	C	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	1,129,025
120,453	C	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	118,414
40,000	C	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	39,604
10,656	C	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	10,754
202,819	C	GMAC Mortgage Corp. Loan Trust, 4.602%, due 10/19/33	199,066
138,653	C	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	138,125
110,000	C	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	110,103
73,072	#, C	GSMPS 2005-RP1 1AF, 5.670%, due 01/25/35	73,385
18,026	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.833%, due 04/15/45	18,305
142,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.861%, due 04/15/45	146,262
1,635,292	C	JP Morgan Mortgage Trust, 5.407%, due 11/25/35	1,621,238
143,000	C	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	140,022
23,000	C	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	22,786
153,000	C	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	152,045
21,000	C	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	20,198
10,000	C	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	9,953
87,000	C	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	87,075

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 44,000	C	LB-UBS Commercial Mortgage Trust, 5.207%, due 02/15/31	$44,008
153,000	C	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	160,016
118,926	C	LB-UBS Commercial Mortgage Trust, 6.830%, due 08/15/26	125,799
297,014	C	MASTR Adjustable Rate Mortgages Trust, 5.623%, due 01/25/47	296,829
306,613	C	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	308,751
870,673	C	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	855,845
2,378,674	C	MASTR Reperforming Loan Trust, 5.680%, due 07/25/35	2,383,726
300,000	C	Morgan Stanley Capital I, 5.007%, due 01/14/42	298,205
116,909	C	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	113,355
203,323	C	RAAC Series, 5.250%, due 09/25/34	201,883
293,324	C	Residential Accredit Loans, Inc., 5.720%, due 04/25/35	294,333
141,484	C	Thornburg Mortgage Securities Trust, 5.690%, due 09/25/34	142,001
10,000	C	Wachovia Bank Commercial Mortgage Trust, 5.223%, due 07/15/42	10,032
458,000	C	Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.733%, due 02/25/47	458,000
3,670,307	C, S	Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.773%, due 11/25/46	3,670,307
266,393	C	Washington Mutual Mortgage Pass-Through Certificates, 5.000%, due 12/25/18	263,313
37,609	C	Washington Mutual Mortgage Pass-Through Certificates, 5.633%, due 02/25/47	37,558
509,123	C	Washington Mutual Mortgage Pass-Through Certificates, 5.633%, due 01/25/47	508,208
993,584	C	Washington Mutual Mortgage Pass-Through Certificates, 5.646%, due 01/25/47	992,049
1,409,684	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.673%, due 01/25/47	1,407,371
885,029	C	Washington Mutual Mortgage Pass-Through Certificates, 5.743%, due 12/25/46	883,750
490,568	C	Washington Mutual Mortgage Pass-Through Certificates, 5.750%, due 02/25/36	494,749
1,140,221	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.772%, due 11/25/46	1,140,756
904,937	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.773%, due 11/25/46	904,125
25,920	C	Washington Mutual Mortgage Pass-Through Certificates, 5.850%, due 09/25/46	25,954
978,191	C	Washington Mutual Mortgage Pass-Through Certificates, 5.896%, due 11/25/46	981,019
155,148	C	Washington Mutual Mortgage Pass-Through Certificates, 5.923%, due 07/25/46	155,391
416,198	C	Washington Mutual Mortgage Pass-Through Certificates, 6.290%, due 05/25/46	416,897
131,000	C	Wells Fargo Mortgage-Backed Securities Trust, 3.500%, due 06/25/35	128,701
106,000	C	Wells Fargo Mortgage-Backed Securities Trust, 4.802%, due 07/25/34	104,101
550,247	C	Wells Fargo Mortgage-Backed Securities Trust, 5.386%, due 08/25/35	544,374
512,091	C	Wells Fargo Mortgage-Backed Securities Trust, 5.678%, due 12/25/36	513,887
		Total Collateralized Mortgage Obligations
		(Cost $27,949,072)	27,819,319
MUNICIPAL BONDS: 0.5%
		California: 0.1%
130,000	C	City of San Diego, 7.125%, due 06/01/32	135,360
			135,360
		Louisiana: 0.2%
220,000	#, C	Tulane University of Louisiana, 6.174%, due 11/15/12	225,639
			225,639
		Michigan: 0.2%
300,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	313,887
			313,887
		Total Municipal Bonds
		(Cost $650,232)	674,886
		Total Long-Term Investments
		(Cost $137,639,492)	147,131,479
SHORT-TERM INVESTMENTS: 24.6%
		Commercial Paper: 3.1%
3,000,000	#	Concord Minutemen Capital Co., LLC, 5.060%, due 04/25/07	2,989,500
1,500,000	#	Thunder Bay Funding, 5.340%, due 04/16/07	1,496,447
		Total Commercial Paper
		(Cost $4,485,947)	4,485,947
		Mutual Fund: 2.8%
4,000,000	**	ING Institutional Prime Money Market Fund	4,000,000
		Total Mutual Fund
		(Cost $4,000,000)	4,000,000
		Repurchase Agreement: 0.5%
761,000		Morgan Stanley Repurchase Agreement dated 03/30/07, 5.300%, due 04/02/07, $761,336 to be received upon repurchase (Collateralized by $1,560,000 Resolution Funding Corporation, Discount Note, Market Value $778,206, due 01/15/21)	761,000
		Total Repurchase Agreement
		(Cost $761,000)	761,000
		Securities Lending Collateralcc: 18.2%
25,967,521		The Bank of New York Institutional Cash Reserves Fund	25,967,521
		Total Securities Lending Collateral
		(Cost $25,967,521)	25,967,521

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
	Securities Lending Collateralcc (continued)
	Total Short-Term Investments
	(Cost $35,214,468)		$35,214,468
	Total Investments in Securities
	(Cost $172,853,960)*	127.5%	$182,345,947
	Other Assets and Liabilities - Net	(27.5)	(39,361,643)
	Net Assets	100.0%	$142,984,304

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MASTR	Mortgage Asset Securitization Transaction, Inc.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
**	Investment in affiliate
*	Cost for federal income tax purposes is $173,341,097.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$10,088,061
	Gross Unrealized Depreciation	(1,083,211)
	Net Unrealized Appreciation	$9,004,850

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Conservative Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING VP Strategic Allocation Conservative Portfolio Open Futures Contracts on March 31, 2007

	Number	Notional		Unrealized
Contract Description	of Contracts	Market Value ($)	Expiration Date	Appreciation/(Depreciation)
Long Contracts

90-Day Eurodollar	53	12,552,388	06/18/07	$9,669
S&P 500 E-Mini	15	1,073,400	06/15/07	16,541
U.S. Treasury 2-Year Note	64	13,113,000	06/29/07	(13,693)
U.S. Treasury 5-Year Note	6	634,781	06/29/07	54
U.S. Treasury 10-Year Note	58	6,271,250	06/20/07	23,081
				$35,652

Short Contracts

90-Day Eurodollar	53	(12,604,063)	12/17/07	$(24,111)
U.S. Treasury Long Bond	44	(4,895,000)	06/20/07	14,262
				$(9,849)

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 79.9%
		Advertising: 0.8%
700		Catalina Marketing Corp.	$22,106
1,300	@	inVentiv Health, Inc.	49,777
23,700		Omnicom Group	2,426,406
			2,498,289
		Aerospace/Defense: 2.1%
4,400		Boeing Co.	391,204
300	L	DRS Technologies, Inc.	15,651
800		Kaman Corp.	18,648
27,100		Lockheed Martin Corp.	2,629,242
42,443		Raytheon Co.	2,226,560
14,000		United Technologies Corp.	910,000
			6,191,305
		Agriculture: 1.4%
8,800	@	Alliance One International, Inc.	81,224
24,850	L	Altria Group, Inc.	2,182,079
19,843	@@	British American Tobacco PLC	622,602
900		Delta & Pine Land Co.	37,080
12,300	L	Reynolds American, Inc.	767,643
300		Universal Corp.	18,405
5,600	L	UST, Inc.	324,688
			4,033,721
		Airlines: 0.2%
1,400	@	Alaska Air Group, Inc.	53,340
49,336	@, @@	British Airways PLC	472,688
1,000	@, L	JetBlue Airways Corp.	11,510
4,005		Skywest, Inc.	107,454
			644,992
		Apparel: 0.7%
21,700	@	Coach, Inc.	1,086,085
300	@, L	CROCS, Inc.	14,175
900	@, L	Deckers Outdoor Corp.	63,918
2,250	@, L	Gymboree Corp.	90,158
7,300	@	Hanesbrands, Inc.	214,547
6,300		Jones Apparel Group, Inc.	193,599
3,700		Kellwood Co.	108,521
2,500		K-Swiss, Inc.	67,550
4,600		Wolverine World Wide, Inc.	131,422
			1,969,975
		Auto Manufacturers: 0.2%
94,000	@@	Fuji Heavy Industries Ltd.	486,835
			486,835
		Auto Parts & Equipment: 0.1%
8,500	L	ArvinMeritor, Inc.	155,125
200		Bandag, Inc.	10,138
1,300	@	Lear Corp.	47,463
2,800	L	Standard Motor Products, Inc.	47,796
			260,522
		Banks: 6.6%
12,300		Associated Banc-Corp.	413,280
25,675	@@	Banco Bilbao Vizcaya Argentaria SA	630,456
74,600		Bank of America Corp.	3,806,092
2,800		Bank of Hawaii Corp.	148,484
2,500	@@	Bank of Ireland - Dublin Exchange	53,639
21,600	@@	Bank of Ireland - London Exchange	463,357
56,000	@@	Bank of Yokohama Ltd.	416,292
44,160	@@	Barclays PLC	626,176
52,472	@@	Capitalia S.p.A.	474,468
4,100	L	Chittenden Corp.	123,779
9,600	L	Colonial BancGroup, Inc.	237,600
9,400		Comerica, Inc.	555,728
4,000	L	Corus Bankshares, Inc.	68,240
22,748	@@	Depfa Bank PLC	407,143
5,722	@@	Deutsche Bank AG	769,873
4,031	L	East-West Bancorp., Inc.	148,220
6,800	@@, L	First Bancorp.	90,168
700	L	First Financial Bancorp.	10,577
900		First Indiana Corp.	19,665
700		First Republic Bank	37,590
7,500		FirstMerit Corp.	158,325
1,800	L	Fremont General Corp.	12,474
4,400		Hanmi Financial Corp.	83,864

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Banks (continued)
86,474	@@	HSBC Holdings PLC	$1,514,266
6,600		Independent Bank Corp.	134,442
84,518	@@	Intesa Sanpaolo S.p.A.	642,371
4,300	@@	KBC Groep NV	535,480
3,780	@@	Kookmin Bank ADR	340,767
58	@@	Mitsubishi UFJ Financial Group, Inc.	653,470
1,000		Nara Bancorp., Inc.	17,510
21,900	@@	National Australia Bank Ltd.	714,210
27,700		Regions Financial Corp.	979,749
4,111	@@	Societe Generale	710,827
36,000	@@	Sumitomo Trust & Banking Co., Ltd.	373,494
2,000		UCBH Holdings, Inc.	37,240
5,100	@@	Uniao de Bancos Brasileiros SA GDR	446,046
300		United Bankshares, Inc.	10,509
20,000		Wachovia Corp.	1,101,000
2,300		Webster Financial Corp.	110,423
35,300		Wells Fargo & Co.	1,215,379
1,100		Whitney Holding Corp.	33,638
2,000		Wilshire Bancorp., Inc.	32,800
			19,359,111
		Beverages: 0.8%
11,300		Anheuser-Busch Cos., Inc.	570,198
15,281	@@	Coca-Cola Hellenic Bottling Co. SA	644,928
4,544	@@	Fomento Economico Mexicano SA de CV ADR	501,612
1,100	@, L	Hansen Natural Corp.	41,668
9,900		Pepsi Bottling Group, Inc.	315,711
6,800		PepsiAmericas, Inc.	151,776
			2,225,893
		Biotechnology: 0.1%
900	@	CryoLife, Inc.	7,569
300	@, L	Digene Corp.	12,723
15,300	@	Millennium Pharmaceuticals, Inc.	173,808
700	@, L	PDL BioPharma, Inc.	15,190
800	@, L	Regeneron Pharmaceuticals, Inc.	17,296
4,500	@, L	Savient Pharmaceuticals, Inc.	54,090
3,400	@, L	Vertex Pharmaceuticals, Inc.	95,336
			376,012
		Building Materials: 0.3%
1,000		Florida Rock Industries, Inc.	67,290
600		Gibraltar Industries, Inc.	13,572
16,527	@@	Italcementi S.p.A.	496,336
1,800		Lennox International, Inc.	64,260
400	@, L	NCI Building Systems, Inc.	19,096
1,500		Universal Forest Products, Inc.	74,325
			734,879
		Chemicals: 0.8%
3,300	L	Cabot Corp.	157,509
6,900		Chemtura Corp.	75,417
2,200		Ferro Corp.	47,542
2,600	L	Georgia Gulf Corp.	42,146
2,600		HB Fuller Co.	70,902
5,100		Lubrizol Corp.	262,803
10,010		Lyondell Chemical Co.	300,000
600		MacDermid, Inc.	20,922
9,600		Olin Corp.	162,624
600	@	OM Group, Inc.	26,808
9,700	@, L	PolyOne Corp.	59,170
800		Quaker Chemical Corp.	19,048
6,200		Sherwin-Williams Co.	409,448
69,000	@@	Sumitomo Chemical Co., Ltd.	519,970
1,089		Valspar Corp.	30,307
			2,204,616
		Commercial Services: 1.5%
6,800		ABM Industries, Inc.	179,452
1,800		Adesa, Inc.	49,734
600	L	Administaff, Inc.	21,120
1,100	@, L	Alliance Data Systems Corp.	67,782
7,500	@, L	Apollo Group, Inc.	329,250
300		Arbitron, Inc.	14,085
43,112	@, @@	Brambles Ltd.	474,288
1,900	@, L	Career Education Corp.	57,950
400		Central Parking Corp.	8,872
800	@, W	ChoicePoint, Inc.	29,944
1,100	@, L	Coinstar, Inc.	34,430
360	@	Consolidated Graphics, Inc.	26,658
8,200	@	Convergys Corp.	208,362
360	L	CPI Corp.	18,904
4,900		DeVry, Inc.	143,815

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
1,800	@	Heidrick & Struggles International, Inc.	$87,210
1,600	@	ITT Educational Services, Inc.	130,384
600	@	Kendle International, Inc.	21,312
6,000	@, L	Korn/Ferry International	137,640
5,700	@, L	Labor Ready, Inc.	108,243
1,000	@, L	Laureate Education, Inc.	58,970
1,500	@, L	Live Nation, Inc.	33,090
4,300		Manpower, Inc.	317,211
16,350		McKesson Corp.	957,129
900	@	Midas, Inc.	19,413
8,300	@	MPS Group, Inc.	117,445
500	@, L	Pharmanet Development Group	13,000
200	@, L	Pre-Paid Legal Services, Inc.	10,022
2,600	@, L	Quanta Services, Inc.	65,572
100		Strayer Education, Inc.	12,500
11,659	@@	USG People NV	481,137
560	@, L	Vertrue, Inc.	26,942
2,600	W	Viad Corp.	100,360
1,800	@, L	Volt Information Sciences, Inc.	47,142
2,600		Watson Wyatt Worldwide, Inc.	126,490
			4,535,858
		Computers: 4.6%
1,200	@	Affiliated Computer Services, Inc.	70,656
1,400		Agilysys, Inc.	31,458
12,000	@	Apple, Inc.	1,114,920
835	@, L	CACI International, Inc.	39,128
6,499	@, L	Cadence Design Systems, Inc.	136,869
3,200	@	Ciber, Inc.	25,184
126,800	@	Dell, Inc.	2,943,028
270	L	Factset Research Systems, Inc.	16,970
88,850		Hewlett-Packard Co.	3,566,439
4,100		Imation Corp.	165,558
41,900		International Business Machines Corp.	3,949,494
800	@, L	Kronos, Inc.	42,800
10,800	@, L	Lexmark International, Inc.	631,368
1,400	@, L	Mercury Computer Systems, Inc.	19,418
1,759	@, L	Micros Systems, Inc.	94,968
4,900	@, L	Network Appliance, Inc.	178,948
2,800	@, L	Radisys Corp.	45,752
2,700	@, L	Sandisk Corp.	118,260
5,700	@, L	SRA International, Inc.	138,852
1,100	@	SYKES Enterprises, Inc.	20,064
6,700	@	Synopsys, Inc.	175,741
4,700	@	Western Digital Corp.	79,007
			13,604,882
		Cosmetics/Personal Care: 0.9%
7,700	L	Estee Lauder Cos., Inc.	376,145
37,750		Procter & Gamble Co.	2,384,290
			2,760,435
		Distribution/Wholesale: 0.2%
3,300		Building Materials Holding Corp.	59,763
28,000	@@	Sumitomo Corp.	501,737
3,300	@	Tech Data Corp.	118,173
			679,673
		Diversified Financial Services: 5.2%
1,500		AG Edwards, Inc.	103,770
4,700		American Express Co.	265,080
5,400	@, L	AmeriCredit Corp.	123,444
6,600		CIT Group, Inc.	349,272
76,000		Citigroup, Inc.	3,901,840
7,300	L	Countrywide Financial Corp.	245,572
10,500		Fannie Mae	573,090
700	L	Financial Federal Corp.	18,424
7,700		Goldman Sachs Group, Inc.	1,591,051
1,400	L	IndyMac Bancorp., Inc.	44,870
2,400	@	Investment Technology Group, Inc.	94,080
54,900		JP Morgan Chase & Co.	2,656,062
85	@@	Kenedix, Inc.	432,534
1,100	@, L	LaBranche & Co., Inc.	8,976
11,200		Lehman Brothers Holdings, Inc.	784,784
9,650		Merrill Lynch & Co., Inc.	788,116
19,450		Morgan Stanley	1,531,882
100	@, L	Piper Jaffray Cos.	6,194
6,400		Raymond James Financial, Inc.	190,464
3,150	@@	SFCG Co., Ltd.	559,366
1,200		SWS Group, Inc.	29,772
15,180	@@	UBS AG - Reg	905,213
4,400		Waddell & Reed Financial, Inc.	102,608
			15,306,464

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Electric: 2.4%
1,900		Central Vermont Public Service Corp.	$54,758
1,800		Duquesne Light Holdings, Inc.	35,622
19,300		Edison International	948,209
2,600	@	El Paso Electric Co.	68,510
3,400		Entergy Corp.	356,728
66,996	@@	International Power PLC	523,652
2,300		MDU Resources Group, Inc.	66,102
12,400		Northeast Utilities	406,348
2,900		NSTAR	101,848
8,800		OGE Energy Corp.	341,440
1,900		Pepco Holdings, Inc.	55,138
4,800	L	PNM Resources, Inc.	155,040
16,200		Public Service Enterprise Group, Inc.	1,345,248
5,500	@@	RWE AG	581,507
17,037	@@	Scottish & Southern Energy PLC	518,428
15,300	@@	Tokyo Electric Power Co., Inc.	522,281
5,500		TXU Corp.	352,550
22,500		Xcel Energy, Inc.	555,525
			6,988,934
		Electrical Components & Equipment: 0.0%
1,200	@	Advanced Energy Industries, Inc.	25,248
1,200	W	Ametek, Inc.	41,448
400	@	Greatbatch, Inc.	10,200
1,300	@, L	Littelfuse, Inc.	52,780
			129,676
		Electronics: 0.6%
1,900		Amphenol Corp.	122,683
400	@, L	Avnet, Inc.	14,456
300		Bel Fuse, Inc.	11,613
1,700	@	Benchmark Electronics, Inc.	35,122
3,340	@, L	Coherent, Inc.	106,012
1,800		CTS Corp.	24,876
2,100		Cubic Corp.	45,444
1,100	@	Cymer, Inc.	45,705
6,000		Gentex Corp.	97,500
10,300	@@	Hoya Corp.	340,287
10,900	@, L	Kemet Corp.	83,385
5,000		Methode Electronics, Inc.	73,850
600		National Instruments Corp.	15,738
1,000	@, L	Paxar Corp.	28,700
1,500	@, L	Photon Dynamics, Inc.	18,915
5,600	@	Thomas & Betts Corp.	273,392
2,440	@	Trimble Navigation Ltd.	65,490
3,600	@	Varian, Inc.	209,736
8,300	@	Vishay Intertechnology, Inc.	116,034
			1,728,938
		Energy - Alternate Sources: 0.1%
2,100	@, L	Headwaters, Inc.	45,885
6,600	@, @@	Renewable Energy Corp. AS	147,339
			193,224
		Engineering & Construction: 0.5%
5,700	@@	Bouygues SA	441,546
2,700	@	EMCOR Group, Inc.	159,246
4,300		Granite Construction, Inc.	237,618
4,134	@@	Hochtief AG	420,173
5,200	@	Jacobs Engineering Group, Inc.	242,580
500	@	Shaw Group, Inc.	15,635
1,470	@	URS Corp.	62,607
			1,579,405
		Entertainment: 0.0%
1,200	@	Macrovision Corp.	30,060
1,600	@	Pinnacle Entertainment, Inc.	46,512
			76,572
		Environmental Control: 0.4%
400	@, L	Tetra Tech, Inc.	7,624
750	@, L	Waste Connections, Inc.	22,455
31,600		Waste Management, Inc.	1,087,356
			1,117,435
		Food: 1.8%
13,000		Campbell Soup Co.	506,350
403,000	@@	China Yurun Food Group Ltd.	438,424
2,275		Corn Products International, Inc.	80,967
33,729		General Mills, Inc.	1,963,702
3,649		Hormel Foods Corp.	135,706
2,749	@@	Nestle SA	1,071,227
2,200	@, L	Ralcorp Holdings, Inc.	141,460

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Food (continued)
1,600	@	Smithfield Foods, Inc.	$ 47,920
41,502	@@	Tate & Lyle PLC	470,766
1,100	@, L	TreeHouse Foods, Inc.	33,517
5,954	@@, L	Wimm-Bill-Dann Foods OJSC ADR	475,486
			5,365,525
		Forest Products & Paper: 0.5%
500		Bowater, Inc.	11,910
2,300	@	Buckeye Technologies, Inc.	29,854
2,700	@	Caraustar Industries, Inc.	16,956
9,600	L	Louisiana-Pacific Corp.	192,576
300		Neenah Paper, Inc.	11,922
3,300		Rock-Tenn Co.	109,560
1,500		Schweitzer-Mauduit International, Inc.	37,275
23,149	@, @@	Smurfit Kappa PLC	578,269
6,000		Temple-Inland, Inc.	358,440
1,100	L	Wausau Paper Corp.	15,796
			1,362,558
		Gas: 0.6%
7,700		Atmos Energy Corp.	240,856
300		Cascade Natural Gas Corp.	7,905
5,410		Energen Corp.	275,315
2,100		KeySpan Corp.	86,415
8,300		Nicor, Inc.	401,886
16,300		NiSource, Inc.	398,372
9,040		UGI Corp.	241,458
3,600		WGL Holdings, Inc.	115,128
			1,767,335
		Hand/Machine Tools: 0.4%
3,300		Snap-On, Inc.	158,730
20,300		Stanley Works	1,123,808
			1,282,538
		Healthcare - Products: 0.5%
3,300	@, L	Advanced Medical Optics, Inc.	122,760
2,900		Biomet, Inc.	123,221
400	@	Biosite, Inc.	33,588
6,700	@, L	Cytyc Corp.	229,207
5,116		Dentsply International, Inc.	167,549
5,500	@	Edwards Lifesciences Corp.	278,850
1,900	@	Gen-Probe, Inc.	89,452
2,600	@	Haemonetics Corp.	121,550
740	@, L	Hologic, Inc.	42,654
557	@	Idexx Laboratories, Inc.	48,810
1,200	@	Immucor, Inc.	35,316
100	@, L	Intuitive Surgical, Inc.	12,157
2,200	L	Mentor Corp.	101,200
1,300	@	Osteotech, Inc.	9,932
300	@, L	Palomar Medical Technologies, Inc.	11,985
800	@	PSS World Medical, Inc.	16,912
986	@	Respironics, Inc.	41,402
1,200	@, L	SurModics, Inc.	43,200
1,500	@	Techne Corp.	85,650
			1,615,395
		Healthcare - Services: 2.2%
14,100		Aetna, Inc.	617,439
2,300	@, L	AMERIGROUP Corp.	69,920
600	@	Amsurg Corp.	14,694
600	@	Apria Healthcare Group, Inc.	19,350
2,300	@, L	Centene Corp.	48,277
8,650	@	Coventry Health Care, Inc.	484,833
3,400	@@	Fresenius Medical Care AG & Co. KGaA	494,405
500	@	Genesis HealthCare Corp.	31,555
2,700	@	Gentiva Health Services, Inc.	54,459
1,700	@	Health Net, Inc.	91,477
2,200	@, L	Healthways, Inc.	102,850
9,600	@	Humana, Inc.	556,992
1,000	@	Lincare Holdings, Inc.	36,650
2,240	@	Pediatrix Medical Group, Inc.	127,814
1,300	@	Sierra Health Services, Inc.	53,521
1,700	@	Triad Hospitals, Inc.	88,825
1,100	@	United Surgical Partners International, Inc.	33,891
36,400		UnitedHealth Group, Inc.	1,928,108
1,400	@	WellCare Health Plans, Inc.	119,350
19,600	@	WellPoint, Inc.	1,589,560
			6,563,970
		Holding Companies - Diversified: 0.2%
900	L	Leucadia National Corp.	26,478
4,634	@@	LVMH Moet Hennessy Louis Vuitton SA	514,701
			541,179

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Home Builders: 0.3%
146,500	@, @@	Haseko Corp.	$533,514
1,600		MDC Holdings, Inc.	76,912
140	@, L	NVR, Inc.	93,100
872		Thor Industries, Inc.	34,348
3,000	L	Winnebago Industries	100,890
			838,764
		Home Furnishings: 0.2%
1,600		Ethan Allen Interiors, Inc.	56,544
26,000	@@	Matsushita Electric Industrial Co., Ltd.	524,016
			580,560
		Household Products/Wares: 0.3%
3,000	L	American Greetings Corp.	69,630
4,700	L	Blyth, Inc.	99,217
3,400	@@	Henkel KGaA	504,175
600		John H. Harland Co.	30,738
1,500	@, L	Playtex Products, Inc.	20,355
3,500	L	Tupperware Corp.	87,255
			811,370
		Housewares: 0.1%
2,970		Toro Co.	152,183
			152,183
		Insurance: 5.0%
14,300	@@	ACE Ltd.	815,958
19,400		Allstate Corp.	1,165,164
5,332		American Financial Group, Inc.	181,501
28,500		American International Group, Inc.	1,915,770
500		Arthur J Gallagher & Co.	14,165
16,900		Chubb Corp.	873,223
4,900		Delphi Financial Group	197,127
3,900	@@	Everest Re Group Ltd.	375,063
13,700		Genworth Financial, Inc.	478,678
11,231		Hartford Financial Services Group, Inc.	1,073,459
9,200		HCC Insurance Holdings, Inc.	283,360
4,800		Horace Mann Educators Corp.	98,640
205	L	Landamerica Financial Group, Inc.	15,152
222,061	@@	Legal & General Group PLC	697,023
19,800		Loews Corp.	899,514
23,500	L	Metlife, Inc.	1,484,025
4,430		Old Republic International Corp.	97,992
3,675	@, L	Philadelphia Consolidated Holding Co.	161,663
1,700		PMI Group, Inc.	76,874
2,800		Presidential Life Corp.	55,216
2,700	@, L	ProAssurance Corp.	138,105
15,328	L	Prudential Financial, Inc.	1,383,505
1,600	L	Radian Group, Inc.	87,808
800		RLI Corp.	43,944
5,708		Safeco Corp.	379,182
1,800		Safety Insurance Group, Inc.	72,216
800	@	SCPIE Holdings, Inc.	18,160
4,730	L	Selective Insurance Group	120,426
3,100		Stancorp Financial Group, Inc.	152,427
6,000		Travelers Cos., Inc.	310,620
300	@, L	Triad Guaranty, Inc.	12,423
3,500		Unitrin, Inc.	164,745
8,685		WR Berkley Corp.	287,647
3,000		Zenith National Insurance Corp.	141,810
1,910	@@	Zurich Financial Services AG	552,326
			14,824,911
		Internet: 0.7%
5,100	@, L	Amazon.com, Inc.	202,929
300	@, L	Blue Coat Systems, Inc.	11,019
700	@	Blue Nile, Inc.	28,462
500	@	F5 Networks, Inc.	33,340
15,300	@	IAC/InterActiveCorp.	576,963
1,700	@, L	Infospace, Inc.	43,639
1,200	@, L	j2 Global Communications, Inc.	33,264
4,580	@	McAfee, Inc.	133,186
4,300	@	Napster, Inc.	17,802
1,700	@, L	NetFlix, Inc.	39,423
3,100	@	PC-Tel, Inc.	31,527
2,000	@, L	Secure Computing Corp.	15,400
7,531	@, @@	SeLoger.com	332,189
1,400	@, L	Stamps.com, Inc.	20,118
3,900		United Online, Inc.	54,717
12,500	@, L	VeriSign, Inc.	314,000
1,000	@	WebEx Communications, Inc.	56,860
			1,944,838

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Iron/Steel: 0.9%
600		Carpenter Technology Corp.	$72,456
1,400		Chaparral Steel Co.	81,438
1,640	L	Cleveland-Cliffs, Inc.	104,976
600	@	Material Sciences Corp.	5,988
18,100		Nucor Corp.	1,178,853
124,000	@@	Sumitomo Metal Industries Ltd.	639,832
7,000		United States Steel Corp.	694,190
			2,777,733
		Leisure Time: 0.5%
13,541	@@	Carnival PLC	653,742
110,526	@@	First Choice Holidays PLC	626,597
1,025	L	Polaris Industries, Inc.	49,180
1,700		Sabre Holdings Corp.	55,675
			1,385,194
		Lodging: 0.1%
2,200	L	Harrah’s Entertainment, Inc.	185,790
			185,790
		Machinery - Construction & Mining: 0.4%
16,358	@@	Atlas Copco AB	521,517
21,700	@@	Hitachi Construction Machinery Co., Ltd.	584,532
3,350	L	Joy Global, Inc.	143,715
			1,249,764
		Machinery - Diversified: 0.5%
3,900	@, L	AGCO Corp.	144,183
1,100		Applied Industrial Technologies, Inc.	26,994
3,100		Cummins, Inc.	448,632
3,900	@	Gardner Denver, Inc.	135,915
10,372	@@	Heidelberger Druckmaschinen	475,623
1,495		IDEX Corp.	76,066
400	@, L	Intevac, Inc.	10,548
1,680		Manitowoc Co., Inc.	106,730
3,100		Nordson Corp.	144,026
500		Robbins & Myers, Inc.	18,645
			1,587,362
		Media: 2.3%
6,000		Clear Channel Communications, Inc.	210,240
35,600		McGraw-Hill Cos., Inc.	2,238,528
24,400		News Corp., Inc. - Class A	564,128
15,067	@@	Vivendi	614,071
88,900		Walt Disney Co.	3,060,827
			6,687,794
		Metal Fabricate/Hardware: 0.1%
1,280		AM Castle & Co.	37,581
1,500		Commercial Metals Co.	47,025
1,400		Precision Castparts Corp.	145,670
2,942		Quanex Corp.	124,594
			354,870
		Mining: 0.3%
33,826	@@	BHP Billiton Ltd.	819,365
			819,365
		Miscellaneous Manufacturing: 3.3%
3,170	L	Acuity Brands, Inc.	172,575
820		AO Smith Corp.	31,340
797		Aptargroup, Inc.	53,343
600	@, L	Ceradyne, Inc.	32,844
10,600		Cooper Industries Ltd.	476,894
6,300		Crane Co.	254,646
17,200	L	Eastman Kodak Co.	388,032
8,700		Eaton Corp.	726,972
2,690	@	EnPro Industries, Inc.	96,975
57,850		General Electric Co.	2,045,576
600		Harsco Corp.	26,916
37,400		Honeywell International, Inc.	1,722,644
40,500	@@	Konica Minolta Holdings, Inc.	530,616
1,700	@, L	Lydall, Inc.	27,013
6,900		Parker Hannifin Corp.	595,539
3,100		Pentair, Inc.	96,596
800		Roper Industries, Inc.	43,904
9,254	@@	Siemens AG	990,976
1,700		Standex International Corp.	48,467
2,700	@	Sturm Ruger & Co., Inc.	36,315
4,303		Teleflex, Inc.	292,905
4,300		Tredegar Corp.	97,997
24,500	@@	Tyco International Ltd.	772,975
			9,562,060
		Office Furnishings: 0.0%
1,978	L	Herman Miller, Inc.	66,243
			66,243

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Office/Business Equipment: 0.3%
57,000	@	Xerox Corp.	$962,730
			962,730
		Oil & Gas: 6.9%
1,300	@	Atwood Oceanics, Inc.	76,297
200		Cabot Oil & Gas Corp.	13,464
43,902		Chevron Corp.	3,246,992
600	@	Encore Acquisition Co.	14,514
19,900	@@	ERG S.p.A.	547,594
99,000		ExxonMobil Corp.	7,469,550
1,600	@, L	Forest Oil Corp.	53,392
700		Frontier Oil Corp.	22,848
11,280	L	Helmerich & Payne, Inc.	342,235
27,200		Marathon Oil Corp.	2,688,176
6,900	@	Newfield Exploration Co.	287,799
4,500	L	Noble Energy, Inc.	268,425
13,200		Occidental Petroleum Corp.	650,892
3,858	@@	Petroleo Brasileiro SA ADR	383,910
500	@, L	Petroleum Development Corp.	26,785
4,400	@, L	Pride International, Inc.	132,440
30,335	@@	Royal Dutch Shell PLC - Class B	1,009,218
16,986	@@, L	Sasol Ltd. ADR	561,387
800	@	Southwestern Energy Co.	32,784
1,500		St. Mary Land & Exploration Co.	55,020
12,900	@@	Total SA	901,202
24,200		Valero Energy Corp.	1,560,658
			20,345,582
		Oil & Gas Services: 0.9%
2,600	@, L	Grant Prideco, Inc.	129,584
32,300		Halliburton Co.	1,025,202
4,700	@, L	Helix Energy Solutions Group, Inc.	175,263
250	@, L	Hornbeck Offshore Services, Inc.	7,163
400	@	Hydril	38,496
700	@	Lone Star Technologies	46,221
900		Lufkin Industries, Inc.	50,562
20,550	@, @@	Petroleum Geo-Services ASA	527,640
2,300	@, L	SEACOR Holdings, Inc.	226,320
6,800	L	Tidewater, Inc.	398,344
1,100	@	W-H Energy Services, Inc.	51,414
			2,676,209
		Packaging & Containers: 0.6%
44,300	@, L	Pactiv Corp.	1,494,682
7,200		Sonoco Products Co.	270,576
			1,765,258
		Pharmaceuticals: 4.9%
18,800		AmerisourceBergen Corp.	991,700
12,363	@@	AstraZeneca PLC	666,477
800	@, L	Bradley Pharmaceuticals, Inc.	15,352
1,100	@, L	Cephalon, Inc.	78,331
17,700	@	Forest Laboratories, Inc.	910,488
32,300	@@	GlaxoSmithKline PLC	891,582
24,900	@, L	King Pharmaceuticals, Inc.	489,783
3,000		Medicis Pharmaceutical Corp.	92,460
53,900		Merck & Co., Inc.	2,380,763
800	@, L	MGI Pharma, Inc.	17,976
11,900		Mylan Laboratories	251,566
1,900	@	NBTY, Inc.	100,776
2,400	@, L	Noven Pharmaceuticals, Inc.	55,680
5,622	@@	Omega Pharma SA	437,395
300	L	Omnicare, Inc.	11,931
136,050		Pfizer, Inc.	3,436,612
6,390	@@	Roche Holding AG	1,135,096
85,800		Schering-Plough Corp.	2,188,758
1,000	@, L	Sciele Pharma, Inc.	23,680
2,800	@, L	Sepracor, Inc.	130,564
3,980	@	Theragenics Corp.	24,915
1,300	@, L	USANA Health Sciences, Inc.	60,931
600	@	VCA Antech, Inc.	21,786
2,300	@, L	Viropharma, Inc.	33,005
			14,447,607
		Pipelines: 0.1%
1,300		Kinder Morgan, Inc.	138,385
4,900		Oneok, Inc.	220,500
			358,885
		Real Estate: 0.4%
35,000	@@	Cheung Kong Holdings Ltd.	442,478
18,000	@@	Mitsui Fudosan Co., Ltd.	526,200

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Real Estate (continued)
2,600	@, L	Realogy Corp.	$76,986
			1,045,664
		Real Estate Investment Trusts: 0.3%
580		Essex Property Trust, Inc.	75,098
1,100	L	Highwoods Properties, Inc.	43,439
8,800	L	Hospitality Properties Trust	411,840
400		Inland Real Estate Corp.	7,336
5,800		Liberty Property Trust	282,576
1,300		Longview Fibre Co.	32,019
800		LTC Properties, Inc.	20,728
1,200		UDR, Inc.	36,744
			909,780
		Retail: 4.5%
800	@	99 Cents Only Stores	11,784
4,300	@, L	Aeropostale, Inc.	172,989
7,710		American Eagle Outfitters	231,223
5,400	@	AnnTaylor Stores Corp.	209,412
600		Barnes & Noble, Inc.	23,670
6,500	@, L	Big Lots, Inc.	203,320
1,200		Brinker International, Inc.	39,240
2,150		Brown Shoe Co., Inc.	90,300
1,000	L	Cash America International, Inc.	41,000
1,200		Cato Corp.	28,068
1,200	@	CEC Entertainment, Inc.	49,848
8,700	@, L	Charming Shoppes, Inc.	112,665
200	@	Childrens Place Retail Stores, Inc.	11,152
8,500		Circuit City Stores, Inc.	157,505
1,965		Claire’s Stores, Inc.	63,116
8,517		CVS Corp.	290,770
3,700		Dollar General Corp.	78,255
7,000	@	Dollar Tree Stores, Inc.	267,680
17,200	@@	Don Quijote Co., Ltd.	335,382
4,680	@, L	Dress Barn, Inc.	97,391
8,700	L	Family Dollar Stores, Inc.	257,694
20,800	L	Federated Department Stores, Inc.	937,040
71,600		Gap, Inc.	1,232,236
1,000	@, L	HOT Topic, Inc.	11,100
2,000	@, L	Jack in the Box, Inc.	138,260
900	@, L	Jo-Ann Stores, Inc.	24,525
25,200	@	Kohl’s Corp.	1,930,572
34,100		McDonald’s Corp.	1,536,205
3,147		Men’s Wearhouse, Inc.	148,066
500		Movado Group, Inc.	14,725
11,800	L	Nordstrom, Inc.	624,692
4,500		OfficeMax, Inc.	237,330
1,500		OSI Restaurant Partners, Inc.	59,250
880	@, L	Panera Bread Co.	51,973
4,740	@, L	Payless Shoesource, Inc.	157,368
4,300		Petsmart, Inc.	141,728
700	@, L	PF Chang’s China Bistro, Inc.	29,316
8,100	L	RadioShack Corp.	218,943
3,300		Regis Corp.	133,221
9,100		Ross Stores, Inc.	313,040
5,700	L	Saks, Inc.	118,788
1,900	@, L	School Specialty, Inc.	68,609
3,830	@, L	Select Comfort Corp.	68,174
14,300	@@	Seven & I Holdings Co., Ltd.	433,518
5,817	@, L	Sonic Corp.	129,603
6,800		TJX Cos., Inc.	183,328
3,500		Triarc Cos.	60,165
775	@, L	Tween Brands, Inc.	27,683
28,600		Wal-Mart Stores, Inc.	1,342,770
			13,144,692
		Savings & Loans: 0.6%
3,532		Bankunited Financial Corp.	74,914
900	L	Downey Financial Corp.	58,086
1,700	@, L	FirstFed Financial Corp.	96,611
41,000		Washington Mutual, Inc.	1,655,580
			1,885,191
		Semiconductors: 0.9%
4,900	@, L	Actel Corp.	80,948
8,500	L	Applied Materials, Inc.	155,720
22,900	@, L	Atmel Corp.	115,187
3,000	@	Brooks Automation, Inc.	51,450
4,000	@	DSP Group, Inc.	76,000
8,400	@, @@	Elpida Memory, Inc.	324,700
1,900	@	Exar Corp.	25,156
4,600	@	Fairchild Semiconductor International, Inc.	76,912

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
8,800	@	Integrated Device Technology, Inc.	$135,696
600	@	International Rectifier Corp.	22,926
400		Intersil Corp.	10,596
6,500	@	Kulicke & Soffa Industries, Inc.	60,125
4,190	@, L	Lam Research Corp.	198,355
3,100	@	MEMC Electronic Materials, Inc.	187,798
3,090	L	Microchip Technology, Inc.	109,788
6,300	@, L	Novellus Systems, Inc.	201,726
3,540	@	Pericom Semiconductor Corp.	34,621
8,400	@, L	Semtech Corp.	113,232
17,100	@@	Shinko Electric Industries	384,856
1,400	@, L	Skyworks Solutions, Inc.	8,050
11,300	@, L	Teradyne, Inc.	186,902
1,585	@, L	Varian Semiconductor Equipment Associates, Inc.	84,607
1,600	@	Veeco Instruments, Inc.	31,200
			2,676,551
		Software: 1.9%
3,800		Acxiom Corp.	81,282
900	@	Advent Software, Inc.	31,383
500	@, L	Allscripts Healthcare Solutions, Inc.	13,405
600	@, L	Altiris, Inc.	19,746
955	@, L	Ansys, Inc.	48,485
15,800	@	BMC Software, Inc.	486,482
70,800	L	CA, Inc.	1,834,428
2,800	@	Captaris, Inc.	16,212
3,700	@, L	CSG Systems International	92,574
1,100	@	Dendrite International, Inc.	17,226
1,792	L	Dun & Bradstreet Corp.	163,430
3,100		Fair Isaac Corp.	119,908
32,700		First Data Corp.	879,630
2,700		Global Payments, Inc.	91,962
1,382	@	Hyperion Solutions Corp.	71,629
1,300		Inter-Tel, Inc.	30,732
3,700	@	Intuit, Inc.	101,232
1,200	@	Keane, Inc.	16,296
1,200	@, L	Mantech International Corp.	40,092
500	@	Mapinfo Corp.	10,065
21,650		Microsoft Corp.	603,386
1,100	@	Phoenix Technologies Ltd.	6,875
1,900	@	Progress Software Corp.	59,280
7,400	@	Sybase, Inc.	187,072
30,163	@, @@	Tele Atlas NV	677,614
1,900	@	Wind River Systems, Inc.	18,886
			5,719,312
		Telecommunications: 4.5%
13,500	@	3Com Corp.	52,785
48,644	@@	Alcatel SA	574,681
64,432		AT&T, Inc.	2,540,554
3,900	@	C-COR, Inc.	54,054
29,600	@	Cincinnati Bell, Inc.	139,120
114,100	@	Cisco Systems, Inc.	2,912,973
500		CT Communications, Inc.	12,050
4,500	@, L	Ditech Networks, Inc.	36,540
2,000	@	General Communication, Inc.	28,000
1,200	@	Harmonic, Inc.	11,784
2,707		Harris Corp.	137,922
57,200		Motorola, Inc.	1,010,724
3,400	@	Network Equipment Technologies, Inc.	32,980
97	@@	Nippon Telegraph & Telephone Corp.	512,392
5,560	@@	Orascom Telecom GDR	385,620
17,150		Qualcomm, Inc.	731,619
14,700		Sprint Nextel Corp.	278,712
900	@	Symmetricom, Inc.	7,470
298,775	@@	Telecom Italia S.p.A.	739,136
34,865	@@	Telefonica SA	772,074
8,286	@@	Telekomunikasi Indonesia Tbk PT ADR	357,458
5,050		Telephone & Data Systems, Inc.	301,081
1,600	@	Tollgrade Communications, Inc.	20,096
6,000	@, L	Utstarcom, Inc.	49,740
24,500		Verizon Communications, Inc.	929,040
193,712	@@	Vodafone Group PLC	517,958
			13,146,563
		Textiles: 0.1%
1,200		Angelica Corp.	33,048
3,600	@, L	Mohawk Industries, Inc.	295,380
			328,428
		Toys/Games/Hobbies: 0.2%
17,000		Mattel, Inc.	468,690
			468,690

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Transportation: 0.9%
2,100		Con-way, Inc.	$104,664
73	@@	East Japan Railway Co.	567,787
800	@	EGL, Inc.	31,704
1,400	L	Expeditors International Washington, Inc.	57,848
13,400		FedEx Corp.	1,439,562
2,200		Heartland Express, Inc.	34,936
2,900	@, L	HUB Group, Inc.	84,071
1,100		Landstar System, Inc.	50,424
2,500	@, L	Old Dominion Freight Line	72,025
2,985		Overseas Shipholding Group	186,861
1,100	@, L	Swift Transportation Co., Inc.	34,276
			2,664,158
		Water: 0.2%
9,359	@@	Veolia Environnement	696,609
			696,609
		Total Common Stock
		(Cost $197,122,992)	235,256,856
EXCHANGE-TRADED FUNDS: 0.3%
		Exchange-Traded Funds: 0.3%
11,000	L	iShares S&P SmallCap 600 Index Fund	746,570
		Total Exchange-Traded Funds
		(Cost $729,180)	746,570
PREFERRED STOCK: 0.3%
		Diversified Financial Services: 0.0%
6,225	P	Merrill Lynch & Co., Inc.	156,310
			156,310
		Insurance: 0.1%
5,050	@@, P	Aegon NV	130,391
2,000	@@, P	Aegon NV - Series 1	51,480
5,425	P	Metlife, Inc.	142,244
			324,115
		Media: 0.2%
14,908	@@	ProSieben SAT.1 Media AG	531,022
			531,022
		Total Preferred Stock
		(Cost $957,976)	1,011,447

Principal Amount			Value
CORPORATE BONDS/NOTES: 2.4%
		Banks: 1.1%
$110,000	@@, C	Australia & New Zealand Banking Group Ltd., 5.556%, due 10/29/49	$95,701
60,000	@@, #, C	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	60,759
44,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	48,139
70,000	@@, C	Bank of Ireland, 5.625%, due 12/29/49	60,953
50,000	@@, C	Bank of Nova Scotia, 5.500%, due 08/21/85	42,400
20,000		Bank of Scotland, 5.563%, due 11/30/49	17,253
38,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	39,612
30,000	@@, C	Barclays Bank PLC, 5.563%, due 12/31/49	26,214
90,000	@@, C	BNP Paribas, 5.445%, due 09/29/49	77,117
57,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	55,136
50,000	@@, C	Den Norske Bank ASA, 5.500%, due 08/29/49	42,750
10,000	@@, C	Den Norske Bank ASA, 5.625%, due 11/29/49	8,643
69,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	82,356
192,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	189,903
220,000	@@, C	HSBC Bank PLC, 5.663%, due 06/29/49	187,220
110,000	@@, C	HSBC Bank PLC, 5.687%, due 06/29/49	95,700
140,000	@@, C	Lloyds TSB Bank PLC, 5.478%, due 08/29/49	120,750
10,000	@@, C	Lloyds TSB Bank PLC, 5.563%, due 11/29/49	8,702
107,000	C	M&I Capital Trust A, 7.650%, due 12/01/26	110,617
58,000	C	Mellon Capital I, 7.720%, due 12/01/26	60,290
55,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	58,152
80,000	@@, C	National Australia Bank Ltd., 5.556%, due 10/29/49	69,392
10,000	@@, C	National Westminster Bank PLC, 5.500%, due 11/29/49	8,601
87,000	#, C, L	Rabobank Capital Funding II, 5.260%, due 12/29/49	84,765
30,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	28,971
23,000	C	RBS Capital Trust I, 5.512%, due 09/30/49	22,664
102,000	@@, #, C	Resona Bank Ltd., 5.850%, due 09/29/49	101,678
230,000	@@, C	Royal Bank of Scotland Group PLC, 5.563%, due 12/29/49	197,225
70,000	@@, C	Societe Generale, 5.429%, due 11/29/49	60,449
275,000	@@, #, C	Societe Generale, 5.922%, due 12/05/49	275,347
170,000	@@, C	Standard Chartered PLC, 5.563%, due 07/29/49	140,505
30,000	@@, C	Standard Chartered PLC, 5.587%, due 01/29/49	24,778

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Banks (continued)
$260,000	@@, C	Standard Chartered PLC, 5.625%, due 11/29/49	$219,050
58,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	59,980
71,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	71,910
60,000	@@, C	Westpac Banking Corp., 5.525%, due 09/30/49	51,304
113,000	#, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	108,626
103,000	@@, #, C	Woori Bank, 6.125%, due 05/03/16	105,625
			3,119,237
		Chemicals: 0.0%
10,000		Stauffer Chemical, 5.380%, due 04/15/10	8,526
40,000		Stauffer Chemical, 5.790%, due 04/15/18	21,482
40,000		Stauffer Chemical, 7.440%, due 04/15/17	22,750
			52,758
		Computers: 0.0%
81,000	C	Hewlett-Packard Co., 5.400%, due 03/01/17	80,657
			80,657
		Diversified Financial Services: 0.7%
181,000	@@, #, C, L	Aiful Corp., 4.450%, due 02/16/10	175,574
120,000		Core Investment Grade Bond Trust I, 4.642%, due 11/30/07	119,445
88,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	91,491
100,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	103,446
40,000	@@, C	Financiere CSFB NV, 5.500%, due 03/29/49	34,400
89,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	89,139
102,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	131,284
168,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	165,448
200,000	C	Merrill Lynch & Co., Inc., 6.110%, due 01/29/37	194,545
100,000	@@, C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	102,325
47,000	@@, C	Paribas, 5.500%, due 12/31/49	40,540
26,000	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	25,739
54,168	@@, #, C	Petroleum Export Ltd., 5.265%, due 06/15/11	53,040
107,846	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	110,071
211,000	@@, #, C	Preferred Term Securities Ltd., 5.860%, due 03/23/35	212,530
53,000	C	Residential Capital, LLC, 6.500%, due 04/17/13	52,561
598,058	#	Toll Road Investors Partnership II LP, 17.110%, due 02/15/45	78,950
86,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	90,564
			1,871,092
		Electric: 0.2%
94,000	C	Commonwealth Edison Co., 4.700%, due 04/15/15	86,160
47,000	C	Commonwealth Edison Co., 5.875%, due 02/01/33	43,752
81,000	C, L	Commonwealth Edison Co., 5.950%, due 08/15/16	79,430
24,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	28,372
93,000	#, C	ITC Holdings Corp., 5.875%, due 09/30/16	93,671
41,000	#, C	ITC Holdings Corp., 6.375%, due 09/30/36	41,376
91,000	C, L	Nisource Finance Corp., 6.150%, due 03/01/13	93,818
77,000	C	NorthWestern Corp., 5.875%, due 11/01/14	76,072
13,330		PPL Montana, LLC, 8.903%, due 07/02/20	14,791
			557,442
		Insurance: 0.0%
97,000	@@, C	Aegon NV, 5.305%, due 12/31/49	83,190
			83,190
		Miscellaneous Manufacturing: 0.0%
46,000		Honeywell International, Inc., 5.700%, due 03/15/37	44,681
			44,681
		Multi-National: 0.0%
56,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	54,606
			54,606
		Oil & Gas: 0.1%
62,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	59,613
12,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	12,751
27,000	C	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	27,844
94,000	#	Pemex Project Funding Master Trust, 6.655%, due 06/15/10	96,632
81,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	78,296
			275,136
		Pipelines: 0.1%
202,000	#, C, I	Cameron Highway Oil Pipeline System Project, 5.860%, due 12/15/17	199,033
			199,033
		Real Estate Investment Trusts: 0.1%
23,000	C	Liberty Property LP, 6.375%, due 08/15/12	24,111
95,000	C	Liberty Property LP, 7.750%, due 04/15/09	99,388
164,000	C	Simon Property Group L.P., 5.000%, due 03/01/12	162,622
			286,121
		Retail: 0.0%
110,000	C	Home Depot, Inc., 5.875%, due 12/16/36	105,235
			105,235
		Telecommunications: 0.1%
163,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	167,859
35,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	34,953
34,000	C	Sprint Nextel Corp., 6.000%, due 12/01/16	33,520
77,000	@@, C	TELUS Corp., 8.000%, due 06/01/11	84,407
			320,739

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Telecommunications (continued)
		Total Corporate Bonds/Notes
		(Cost $7,072,837)	$7,049,927
U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.0%
		Federal Home Loan Bank: 0.1%
$155,000	L	5.625%, due 06/13/16	159,717
			159,717
		Federal Home Loan Mortgage Corporation: 2.0%
148,758	C, S	4.500%, due 12/15/16	146,759
479,000	L	5.000%, due 01/16/09	480,077
211,187	C, S	5.000%, due 08/15/16	209,392
185,000	C, S	5.000%, due 05/15/20	180,569
95,000	C, S	5.000%, due 04/15/32	93,151
2,248,000	@	5.000%, due 01/00/00	2,170,374
247,000	L	5.125%, due 04/18/11	249,773
57,000	C, S	5.500%, due 12/15/20	56,755
1,206,000	C	5.500%, due 09/15/32	1,196,074
34,000	C, S	5.500%, due 10/15/32	33,895
30,000	C, S	5.500%, due 11/15/32	29,684
107,000	W	5.500%, due 04/01/33	105,897
104,000	C, S	5.500%, due 07/15/33	104,017
240,000		5.750%, due 06/27/16	249,476
161,339	C, S	6.000%, due 01/15/29	164,745
35,000	W	6.000%, due 04/01/34	35,284
277,000		6.625%, due 09/15/09	288,381
			5,794,303
		Federal National Mortgage Association: 3.9%
136,000	W	4.500%, due 04/01/18	131,665
406,000	W	4.500%, due 04/01/37	381,640
84,739	S	4.818%, due 08/01/35	83,957
595,000	W	5.000%, due 04/15/21	586,819
1,054,000		5.000%, due 04/15/34	1,018,428
462,000		5.250%, due 08/01/12	467,847
278,000	L	5.250%, due 09/15/16	283,522
241,000	C	5.400%, due 03/26/12	240,938
94,645	S	5.500%, due 02/01/18	94,898
4,175,000	W	5.500%, due 04/15/19	4,185,438
362,000		5.500%, due 05/25/30	358,480
131,489	S	5.500%, due 11/01/33	130,470
121,800	S	5.500%, due 01/25/36	119,873
2,093,000		5.500%, due 04/15/36	2,071,417
169,000	C	5.550%, due 03/29/10	168,932
41,255	S	6.000%, due 10/01/08	41,344
102,707	S	6.000%, due 08/01/16	104,587
93,000		6.000%, due 04/01/18	94,540
112,574	S	6.000%, due 04/25/31	115,319
49,004	S	6.500%, due 04/01/27	50,577
57,000		6.500%, due 04/01/31	58,158
82,000		6.625%, due 11/15/30	96,968
10,319	S	7.000%, due 12/01/27	10,753
119,111	S	7.000%, due 02/01/31	124,466
2,000		7.000%, due 05/15/34	2,061
448,000	L	7.250%, due 01/15/10	476,390
23,099	S	7.500%, due 09/01/31	24,168
			11,523,655
		Government National Mortgage Association: 0.0%
21,200	S	6.500%, due 01/15/29	21,837
19,321	S	6.500%, due 01/15/32	19,867
12,047	S	7.000%, due 04/15/26	12,611
1,123		7.000%, due 01/15/28	1,175
15,390	S	7.000%, due 02/15/28	16,104
			71,594
		Total U.S. Government Agency Obligations
		(Cost $17,576,770)	17,549,269
U.S. TREASURY OBLIGATIONS: 4.3%
		U.S. Treasury Bonds: 0.7%
11,000		4.500%, due 03/31/12	10,982
703,000	L	4.500%, due 02/15/36	663,018
1,425,000	L	4.625%, due 02/15/17	1,422,552
			2,096,552
		U.S. Treasury Notes: 2.8%
4,439,000	L	4.625%, due 02/29/12	4,456,863
2,015,000	L	4.750%, due 02/28/09	2,020,354
1,742,000	L	4.750%, due 02/15/10	1,752,480
			8,229,697

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Treasury Inflation Indexed Protected Securities: 0.8%
$143,000	L	2.000%, due 01/15/16	$143,633
423,000		2.000%, due 01/15/26	410,126
276,000	L	2.375%, due 04/15/11	285,214
565,000	L	2.375%, due 01/15/17	575,681
236,000	L	2.375%, due 01/15/25	255,149
466,000		3.875%, due 01/15/09	596,342
			2,266,145
		Total U.S. Treasury Obligations
		(Cost $12,579,651)	12,592,394
ASSET-BACKED SECURITIES: 0.5%
		Automobile Asset-Backed Securities: 0.0%
36,000	C, S	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	35,827
			35,827
		Credit Card Asset-Backed Securities: 0.0%
45,000	C, S	Bank One Issuance Trust, 4.540%, due 09/15/10	44,710
			44,710
		Home Equity Asset-Backed Securities: 0.1%
16,000	C, S	Renaissance Home Equity Loan Trust, 4.500%, due 05/25/35	15,896
18,960	C, S	Renaissance Home Equity Loan Trust, 4.723%, due 11/25/35	18,870
44,042	C, S	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	43,075
			77,841
		Other Asset-Backed Securities: 0.4%
786,739	C	Bear Stearns Asset-Backed Securities, Inc., 5.720%, due 07/25/36	788,828
49,269	C, S	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	48,820
25,000	C, S	Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	24,842
192,000	C, S	Countrywide Asset-Backed Certificates, 5.683%, due 10/25/46	192,270
26,000	C, S	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	26,130
40,000	C, S	Equity One, Inc., 5.120%, due 09/25/33	39,524
46,000	C, S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	45,941
4,763	C, S	Popular Mortgage Pass-Through Trust, 4.000%, due 12/25/34	4,731
19,000	C, S	Popular Mortgage Pass-Through Trust, 4.596%, due 11/25/35	18,855
			1,189,941
		Total Asset-Backed Securities
		(Cost $1,346,728)	1,348,319
COLLATERALIZED MORTGAGE OBLIGATIONS: 6.3%
147,334	C, S	Banc of America Alternative Loan Trust, 6.291%, due 11/25/21	149,291
52,000	C, S	Banc of America Alternative Loan Trust, 6.507%, due 04/25/37	52,829
36,000	C, S	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	35,160
11,000	C, S	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	10,869
25,000	C, S	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	24,785
74,728	C, S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	74,133
53,000	C, S	Banc of America Commercial Mortgage, Inc., 4.945%, due 11/10/42	52,678
10,000	C, S	Banc of America Commercial Mortgage, Inc., 6.272%, due 06/11/35	10,426
133,311	C, S	Banc of America Funding Corp., 5.858%, due 05/20/36	133,615
46,000	C, S	Banc of America Mortgage Securities, Inc., 4.145%, due 07/25/34	45,050
39,147	C, S	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	39,080
36,321	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	35,841
261,137	C	Bank of America Alternative Loan Trust, 6.500%, due 04/25/36	264,890
92,241	C, S	Bank of America Alternative Loan Trust, 6.500%, due 05/25/46	93,829
69,000	C, S	Bear Stearns Commercial Mortgage Securities, 3.880%, due 08/13/39	67,839
234,643	C	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	236,200
109,251	C, S	Chaseflex Trust, 6.500%, due 02/25/37	110,694
10,000	C, S	Citigroup Commercial Mortgage Trust, 4.639%, due 05/15/43	9,859
94,844	C, S	Countrywide Alternative Loan Trust, 5.419%, due 10/25/35	93,746
117,749	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	118,084
39,963	C, S	Countrywide Alternative Loan Trust, 5.930%, due 05/25/36	40,363
33,963	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	32,684
350,000	C	Credit Suisse First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	344,263
30,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 7.547%, due 04/15/62	32,274
162,759	C, S	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	164,564
399,168	C	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	414,321
40,783	C, S	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	40,093
10,000	C, S	GE Capital Commercial Mortgage Corp., 4.371%, due 01/10/38	9,803
68,476	C, S	GMAC Mortgage Corp. Loan Trust, 4.602%, due 10/19/33	67,209
61,170	C, S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	60,937
93,000	C, S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	93,087
23,967	#, C, S	GSMPS 2005-RP1 1AF, 5.670%, due 01/25/35	24,070
54,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	52,795
9,013	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.833%, due 04/15/45	9,153
11,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35	11,300
121,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.861%, due 04/15/45	124,632
1,367,301	C	JP Morgan Mortgage Trust, 5.407%, due 11/25/35	1,355,550
28,000	C, S	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	27,292
216,000	C, S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	211,501
152,000	C, S	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	151,051

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$10,000	C, S	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	$9,618
42,000	C, S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	42,036
21,000	C, S	LB-UBS Commercial Mortgage Trust, 5.207%, due 02/15/31	21,004
152,000	C, S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	158,971
101,474	C, S	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	102,182
273,392	C	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	268,736
370,000	C	Morgan Stanley Capital I, 5.007%, due 01/14/42	367,786
284,374	C	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	275,727
90,279	C, S	RAAC Series, 5.250%, due 09/25/34	89,639
733,311	C	Residential Accredit Loans, Inc., 5.720%, due 04/25/35	735,834
46,846	C, S	Thornburg Mortgage Securities Trust, 5.690%, due 09/25/34	47,017
10,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.223%, due 07/15/42	10,032
770,000	C, S	Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.733%, due 02/25/47	770,000
2,124,915	C, S	Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.773%, due 11/25/46	2,124,915
212,461	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.000%, due 12/25/18	210,005
1,805,334	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.633%, due 01/25/47	1,802,089
496,792	C	Washington Mutual Mortgage Pass-Through Certificates, 5.646%, due 01/25/47	496,025
1,409,684	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.673%, due 01/25/47	1,407,371
268,279	C	Washington Mutual Mortgage Pass-Through Certificates, 5.750%, due 02/25/36	270,566
2,008,961	C	Washington Mutual Mortgage Pass-Through Certificates, 5.772%, due 11/25/46	2,009,903
778,246	C	Washington Mutual Mortgage Pass-Through Certificates, 5.773%, due 11/25/46	777,547
20,904	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.850%, due 09/25/46	20,930
352,149	C	Washington Mutual Mortgage Pass-Through Certificates, 5.896%, due 11/25/46	353,167
775,742	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.923%, due 07/25/46	776,954
53,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.500%, due 06/25/35	52,070
61,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.802%, due 07/25/34	59,907
31,740	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.259%, due 10/25/35	31,269
230,612	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.386%, due 08/25/35	228,151
225,896	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.678%, due 12/25/36	226,689
		Total Collateralized Mortgage Obligations
		(Cost $18,713,910)	18,671,980
MUNICIPAL BONDS: 0.1%
		California: 0.0%
65,000	C	City of San Diego, 7.125%, due 06/01/32	67,680
			67,680
		Louisiana: 0.0%
97,000	#, C	Tulane University of Louisiana, 6.174%, due 11/15/12	99,486
			99,486
		Michigan: 0.1%
130,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	136,018
			136,018
		Total Municipal Bonds
		(Cost $292,409)	303,184
		Total Long-Term Investments
		(Cost $256,392,453)	294,529,946
SHORT-TERM INVESTMENTS: 16.0%
		Commercial Paper: 1.8%
1,250,000	@@, #	ASB Finance Ltd., 5.220%, due 08/06/07	1,227,238
4,000,000	#	Thunder Bay Funding, 5.340%, due 04/16/07	3,990,524
		Total Commercial Paper
		(Cost $5,217,762)	5,217,762

		Mutual Fund: 1.3%
4,000,000	**, S	ING Institutional Prime Money Market Fund	4,000,000
		Total Mutual Fund
		(Cost $4,000,000)	4,000,000
		Repurchase Agreement: 0.3%
793,000	S	Morgan Stanley Repurchase Agreement dated 03/30/07, 5.300%, due 04/02/07, $793,350 to be received upon repurchase (Collateralized by $810,000 Federal Home Loan Bank, 5.550%, Market Value plus accrued interest $829,246, due 11/06/13)	793,000
		Total Repurchase Agreement
		(Cost $793,000)	793,000
		Securities Lending Collateralcc: 12.6%
37,231,760		The Bank of New York Institutional Cash Reserves Fund	37,231,760
		Total Securities Lending Collateral
		(Cost $37,231,760)	37,231,760

		Total Short-Term Investments
		(Cost $47,242,522)	47,242,522

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
	Securities Lending Collateralcc (continued)
	Total Investments in Securities
	(Cost $303,634,975)*	116.1%	$ 341,772,468
	Other Assets and Liabilities - Net	(16.1)	(47,478,452)
	Net Assets	100.0%	$294,294,016

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MASTR	Mortgage Asset Securitization Transaction, Inc.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
**	Investment in affiliate
*	Cost for federal income tax purposes is $305,382,945.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$39,373,820
	Gross Unrealized Depreciation	(2,984,297)
	Net Unrealized Appreciation	$36,389,523

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING VP Strategic Allocation Growth Portfolio Open Futures Contracts on March 31, 2007

	Number	Notional		Unrealized
Contract Description	of Contracts	Market Value ($)	Expiration Date	Appreciation/(Depreciation)

Long Contracts

90-Day Eurodollar	33	7,815,638	06/18/07	$6,022
S&P 400 E-Mini	12	1,026,960	06/15/07	29,343
S&P 500	9	3,220,200	06/14/07	73,514
U.S. Treasury 2-Year Note	33	6,761,390	06/29/07	(7,374)
U.S. Treasury 5-Year Note	11	1,163,766	06/29/07	5,886
				$107,391

Short Contracts

90-Day Eurodollar	33	(7,847,813)	12/17/07	$(15,081)
U.S. Treasury 10-Year Note	2	(216,250)	06/20/07	(867)
				$(15,948)

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 68.4%
		Advertising: 0.8%
400		Catalina Marketing Corp.	$12,632
800	@	inVentiv Health, Inc.	30,632
21,500		Omnicom Group	2,201,170
			2,244,434
		Aerospace/Defense: 2.0%
4,000		Boeing Co.	355,640
200	L	DRS Technologies, Inc.	10,434
500		Kaman Corp.	11,655
24,600		Lockheed Martin Corp.	2,386,692
38,582		Raytheon Co.	2,024,012
13,300		United Technologies Corp.	864,500
			5,652,933
		Agriculture: 1.2%
5,100	@	Alliance One International, Inc.	47,073
22,550	L	Altria Group, Inc.	1,980,116
14,737	@@	British American Tobacco PLC	462,394
500		Delta & Pine Land Co.	20,600
10,900	L	Reynolds American, Inc.	680,269
200		Universal Corp.	12,270
5,100	L	UST, Inc.	295,698
			3,498,420
		Airlines: 0.2%
800	@	Alaska Air Group, Inc.	30,480
36,605	@, @@	British Airways PLC	350,713
600	@, L	JetBlue Airways Corp.	6,906
2,323		Skywest, Inc.	62,326
			450,425
		Apparel: 0.6%
20,600	@	Coach, Inc.	1,031,030
200	@, L	CROCS, Inc.	9,450
500	@, L	Deckers Outdoor Corp.	35,510
1,290	@	Gymboree Corp.	51,690
4,400	@	Hanesbrands, Inc.	129,316
5,600		Jones Apparel Group, Inc.	172,088
2,200		Kellwood Co.	64,526
1,500		K-Swiss, Inc.	40,530
2,700		Wolverine World Wide, Inc.	77,139
			1,611,279
		Auto Manufacturers: 0.1%
70,000	@@	Fuji Heavy Industries Ltd.	362,537
			362,537
		Auto Parts & Equipment: 0.1%
5,100	L	ArvinMeritor, Inc.	93,075
100		Bandag, Inc.	5,069
800	@	Lear Corp.	29,208
1,600	L	Standard Motor Products, Inc.	27,312
			154,664
		Banks: 5.4%
7,400		Associated Banc-Corp.	248,640
19,020	@@, L	Banco Bilbao Vizcaya Argentaria SA	467,041
67,750		Bank of America Corp.	3,456,605
1,700		Bank of Hawaii Corp.	90,151
2,300	@@	Bank of Ireland - Dublin Exchange	49,348
15,500	@@	Bank of Ireland - London Exchange	332,501
42,000	@@	Bank of Yokohama Ltd.	312,219
32,714	@@	Barclays PLC	463,875
38,845	@@	Capitalia S.p.A.	351,249
2,400	L	Chittenden Corp.	72,456
5,800	L	Colonial BancGroup, Inc.	143,550
8,200		Comerica, Inc.	484,784
2,300	L	Corus Bankshares, Inc.	39,238
16,839	@@	Depfa Bank PLC	301,384
4,208	@@	Deutsche Bank AG	566,170
2,386	L	East-West Bancorp., Inc.	87,733
4,000	@@, L	First Bancorp.	53,040
400	L	First Financial Bancorp.	6,044
600		First Indiana Corp.	13,110
400		First Republic Bank	21,480
4,500		FirstMerit Corp.	94,995
1,100	L	Fremont General Corp.	7,623
2,600		Hanmi Financial Corp.	49,556

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Banks (continued)
64,103	@@	HSBC Holdings PLC	$1,122,522
3,900		Independent Bank Corp.	79,443
62,649	@@	Intesa Sanpaolo S.p.A.	476,158
3,200	@@	KBC Groep NV	398,497
2,774	@@	Kookmin Bank ADR	250,076
43	@@	Mitsubishi UFJ Financial Group, Inc.	484,469
600		Nara Bancorp., Inc.	10,506
16,200	@@	National Australia Bank Ltd.	528,320
26,300		Regions Financial Corp.	930,231
2,975	@@	Societe Generale	514,403
27,000	@@	Sumitomo Trust & Banking Co., Ltd.	280,120
1,200		UCBH Holdings, Inc.	22,344
3,800	@@	Uniao de Bancos Brasileiros SA GDR	332,348
200		United Bankshares, Inc.	7,006
19,050		Wachovia Corp.	1,048,703
1,300		Webster Financial Corp.	62,413
33,500		Wells Fargo & Co.	1,153,405
700		Whitney Holding Corp.	21,406
1,100		Wilshire Bancorp., Inc.	18,040
			15,453,202
		Beverages: 0.6%
9,900		Anheuser-Busch Cos., Inc.	499,554
11,317	@@	Coca-Cola Hellenic Bottling Co. SA	477,629
3,308	@@	Fomento Economico Mexicano SA de CV ADR	365,170
700	@, L	Hansen Natural Corp.	26,516
9,000		Pepsi Bottling Group, Inc.	287,010
4,100		PepsiAmericas, Inc.	91,512
			1,747,391
		Biotechnology: 0.1%
500	@	CryoLife, Inc.	4,205
100	@	Digene Corp.	4,241
9,200	@, L	Millennium Pharmaceuticals, Inc.	104,512
400	@, L	PDL BioPharma, Inc.	8,680
500	@, L	Regeneron Pharmaceuticals, Inc.	10,810
2,700	@, L	Savient Pharmaceuticals, Inc.	32,454
2,100	@, L	Vertex Pharmaceuticals, Inc.	58,884
			223,786
		Building Materials: 0.2%
600		Florida Rock Industries, Inc.	40,374
300		Gibraltar Industries, Inc.	6,786
12,188	@@	Italcementi S.p.A.	366,028
1,000		Lennox International, Inc.	35,700
200	@, L	NCI Building Systems, Inc.	9,548
900		Universal Forest Products, Inc.	44,595
			503,031
		Chemicals: 0.5%
2,000	L	Cabot Corp.	95,460
4,100		Chemtura Corp.	44,813
1,300		Ferro Corp.	28,093
1,500	L	Georgia Gulf Corp.	24,315
1,500		HB Fuller Co.	40,905
3,100		Lubrizol Corp.	159,743
6,049		Lyondell Chemical Co.	181,289
300	L	MacDermid, Inc.	10,461
5,800		Olin Corp.	98,252
400	@	OM Group, Inc.	17,872
5,800	@, L	PolyOne Corp.	35,380
500		Quaker Chemical Corp.	11,905
5,600		Sherwin-Williams Co.	369,824
51,000	@@	Sumitomo Chemical Co., Ltd.	384,325
666		Valspar Corp.	18,535
			1,521,172
		Commercial Services: 1.2%
4,000		ABM Industries, Inc.	105,560
1,100		Adesa, Inc.	30,393
300	L	Administaff, Inc.	10,560
700	@, L	Alliance Data Systems Corp.	43,134
6,700	@, L	Apollo Group, Inc.	294,130
200		Arbitron, Inc.	9,390
31,939	@, @@	Brambles Ltd.	351,371
1,100	@, L	Career Education Corp.	33,550
200		Central Parking Corp.	4,436
500	@, W	ChoicePoint, Inc.	18,715
600	@	Coinstar, Inc.	18,780
200	@	Consolidated Graphics, Inc.	14,810
7,400	@	Convergys Corp.	188,034
270	L	CPI Corp.	14,178
2,900		DeVry, Inc.	85,115

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
1,100	@	Heidrick & Struggles International, Inc.	$53,295
1,000	@	ITT Educational Services, Inc.	81,490
400	@	Kendle International, Inc.	14,208
3,700	@, L	Korn/Ferry International	84,878
3,300	@, L	Labor Ready, Inc.	62,667
600	@, L	Laureate Education, Inc.	35,382
900	@, L	Live Nation, Inc.	19,854
2,600		Manpower, Inc.	191,802
15,550		McKesson Corp.	910,297
500	@	Midas, Inc.	10,785
5,000	@	MPS Group, Inc.	70,750
300	@, L	Pharmanet Development Group	7,800
100	@, L	Pre-Paid Legal Services, Inc.	5,011
1,500	@, L	Quanta Services, Inc.	37,830
100		Strayer Education, Inc.	12,500
8,638	@@	USG People NV	356,468
265	@	Vertrue, Inc.	12,749
1,500	W	Viad Corp.	57,900
1,050	@, L	Volt Information Sciences, Inc.	27,500
1,500		Watson Wyatt Worldwide, Inc.	72,975
			3,348,297
		Computers: 4.2%
1,100	@	Affiliated Computer Services, Inc.	64,768
800	L	Agilysys, Inc.	17,976
10,800	@	Apple, Inc.	1,003,428
455	@	CACI International, Inc.	21,321
3,875	@	Cadence Design Systems, Inc.	81,608
1,900	@	Ciber, Inc.	14,953
115,100	@	Dell, Inc.	2,671,471
180	L	Factset Research Systems, Inc.	11,313
80,600		Hewlett-Packard Co.	3,235,284
2,500		Imation Corp.	100,950
38,050		International Business Machines Corp.	3,586,593
400	@	Kronos, Inc.	21,400
9,800	@, L	Lexmark International, Inc.	572,908
800	@, L	Mercury Computer Systems, Inc.	11,096
1,076	@, L	Micros Systems, Inc.	58,093
4,500	@, L	Network Appliance, Inc.	164,340
1,600	@, L	Radisys Corp.	26,144
2,400	@, L	Sandisk Corp.	105,120
3,400	@, L	SRA International, Inc.	82,824
700	@	SYKES Enterprises, Inc.	12,768
4,000	@	Synopsys, Inc.	104,920
2,900	@	Western Digital Corp.	48,749
			12,018,027
		Cosmetics/Personal Care: 0.9%
7,000	L	Estee Lauder Cos., Inc.	341,950
34,200		Procter & Gamble Co.	2,160,072
			2,502,022
		Distribution/Wholesale: 0.2%
2,000		Building Materials Holding Corp.	36,220
21,000	@@	Sumitomo Corp.	376,303
2,000	@	Tech Data Corp.	71,620
			484,143
		Diversified Financial Services: 4.7%
900		AG Edwards, Inc.	62,262
4,250		American Express Co.	239,700
3,300	@, L	AmeriCredit Corp.	75,438
5,900		CIT Group, Inc.	312,228
69,000		Citigroup, Inc.	3,542,460
6,500	L	Countrywide Financial Corp.	218,660
9,200		Fannie Mae	502,136
400		Financial Federal Corp.	10,528
7,000		Goldman Sachs Group, Inc.	1,446,410
800	L	IndyMac Bancorp., Inc.	25,640
1,400	@	Investment Technology Group, Inc.	54,880
49,800		JP Morgan Chase & Co.	2,409,324
63	@@	Kenedix, Inc.	320,584
600	@, L	LaBranche & Co., Inc.	4,896
10,000		Lehman Brothers Holdings, Inc.	700,700
8,500		Merrill Lynch & Co., Inc.	694,195
17,650		Morgan Stanley	1,390,114
100	@, L	Piper Jaffray Cos.	6,194
3,900		Raymond James Financial, Inc.	116,064
2,340	@@	SFCG Co., Ltd.	415,529
700		SWS Group, Inc.	17,367
11,250	@@	UBS AG - Reg	670,859
2,600		Waddell & Reed Financial, Inc.	60,632
			13,296,800

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Electric: 2.0%
1,100		Central Vermont Public Service Corp.	$31,702
1,000		Duquesne Light Holdings, Inc.	19,790
18,200		Edison International	894,166
1,500	@	El Paso Electric Co.	39,525
3,100		Entergy Corp.	325,252
49,632	@@	International Power PLC	387,932
1,400		MDU Resources Group, Inc.	40,236
7,500		Northeast Utilities	245,775
1,700		NSTAR	59,704
5,300		OGE Energy Corp.	205,640
1,100		Pepco Holdings, Inc.	31,922
2,800	L	PNM Resources, Inc.	90,440
14,700		Public Service Enterprise Group, Inc.	1,220,688
4,100	@@	RWE AG	433,487
12,687	@@	Scottish & Southern Energy PLC	386,060
11,300	@@	Tokyo Electric Power Co., Inc.	385,737
5,000		TXU Corp.	320,500
19,900		Xcel Energy, Inc.	491,331
			5,609,887
		Electrical Components & Equipment: 0.0%
700	@	Advanced Energy Industries, Inc.	14,728
700	W	Ametek, Inc.	24,178
200	@	Greatbatch, Inc.	5,100
800	@	Littelfuse, Inc.	32,480
			76,486
		Electronics: 0.4%
1,200		Amphenol Corp.	77,484
300	@, L	Avnet, Inc.	10,842
200		Bel Fuse, Inc.	7,742
1,000	@	Benchmark Electronics, Inc.	20,660
2,015	@, L	Coherent, Inc.	63,956
1,000		CTS Corp.	13,820
1,300		Cubic Corp.	28,132
600	@	Cymer, Inc.	24,930
3,600		Gentex Corp.	58,500
7,600	@@	Hoya Corp.	251,085
6,600	@, L	Kemet Corp.	50,490
2,900		Methode Electronics, Inc.	42,833
400		National Instruments Corp.	10,492
600	@, L	Paxar Corp.	17,220
900	@, L	Photon Dynamics, Inc.	11,349
3,400	@	Thomas & Betts Corp.	165,988
1,400	@	Trimble Navigation Ltd.	37,576
2,200	@	Varian, Inc.	128,172
5,000	@	Vishay Intertechnology, Inc.	69,900
			1,091,171
		Energy - Alternate Sources: 0.0%
1,200	@, L	Headwaters, Inc.	26,220
4,900	@, @@	Renewable Energy Corp. AS	109,388
			135,608
		Engineering & Construction: 0.4%
4,200	@@	Bouygues SA	325,349
1,500	@	EMCOR Group, Inc.	88,470
2,600		Granite Construction, Inc.	143,676
3,063	@@	Hochtief AG	311,319
3,200	@	Jacobs Engineering Group, Inc.	149,280
300	@	Shaw Group, Inc.	9,381
840	@	URS Corp.	35,776
			1,063,251
		Entertainment: 0.0%
700	@	Macrovision Corp.	17,535
1,000	@	Pinnacle Entertainment, Inc.	29,070
			46,605
		Environmental Control: 0.4%
200	@, L	Tetra Tech, Inc.	3,812
450	@, L	Waste Connections, Inc.	13,473
29,900		Waste Management, Inc.	1,028,859
			1,046,144
		Food: 1.5%
11,400		Campbell Soup Co.	444,030
299,000	@@	China Yurun Food Group Ltd.	325,283
1,380		Corn Products International, Inc.	49,114
30,577		General Mills, Inc.	1,780,193
2,169		Hormel Foods Corp.	80,665
2,034	@@, L	Nestle SA	792,606
1,200	@, L	Ralcorp Holdings, Inc.	77,160

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Food (continued)
900	@	Smithfield Foods, Inc.	$26,955
30,746	@@	Tate & Lyle PLC	348,759
600	@, L	TreeHouse Foods, Inc.	18,282
4,411	@@, L	Wimm-Bill-Dann Foods OJSC ADR	352,262
			4,295,309
		Forest Products & Paper: 0.3%
300		Bowater, Inc.	7,146
1,400	@	Buckeye Technologies, Inc.	18,172
1,600	@, L	Caraustar Industries, Inc.	10,048
5,800	L	Louisiana-Pacific Corp.	116,348
200		Neenah Paper, Inc.	7,948
1,900		Rock-Tenn Co.	63,080
900		Schweitzer-Mauduit International, Inc.	22,365
17,149	@, @@	Smurfit Kappa PLC	428,387
5,300		Temple-Inland, Inc.	316,622
600		Wausau Paper Corp.	8,616
			998,732
		Gas: 0.5%
4,500		Atmos Energy Corp.	140,760
200		Cascade Natural Gas Corp.	5,270
3,014		Energen Corp.	153,382
1,900		KeySpan Corp.	78,185
7,600		Nicor, Inc.	367,992
14,700		NiSource, Inc.	359,268
5,330		UGI Corp.	142,364
2,200		WGL Holdings, Inc.	70,356
			1,317,577
		Hand/Machine Tools: 0.4%
3,000		Snap-On, Inc.	144,300
19,300		Stanley Works	1,068,448
			1,212,748
		Healthcare - Products: 0.3%
2,000	@, L	Advanced Medical Optics, Inc.	74,400
2,600	L	Biomet, Inc.	110,474
200	@	Biosite, Inc.	16,794
4,000	@, L	Cytyc Corp.	136,840
3,124		Dentsply International, Inc.	102,311
3,300	@	Edwards Lifesciences Corp.	167,310
1,100	@	Gen-Probe, Inc.	51,788
1,500	@	Haemonetics Corp.	70,125
484	@, L	Hologic, Inc.	27,898
267	@	Idexx Laboratories, Inc.	23,397
700	@	Immucor, Inc.	20,601
100	@, L	Intuitive Surgical, Inc.	12,157
1,300	L	Mentor Corp.	59,800
800	@	Osteotech, Inc.	6,112
200	@, L	Palomar Medical Technologies, Inc.	7,990
500	@	PSS World Medical, Inc.	10,570
615	@	Respironics, Inc.	25,824
700	@, L	SurModics, Inc.	25,200
900	@	Techne Corp.	51,390
			1,000,981
		Healthcare - Services: 2.0%
12,800		Aetna, Inc.	560,512
1,300	@, L	AMERIGROUP Corp.	39,520
300	@	Amsurg Corp.	7,347
400	@	Apria Healthcare Group, Inc.	12,900
1,300	@, L	Centene Corp.	27,287
7,550	@	Coventry Health Care, Inc.	423,178
2,500	@@	Fresenius Medical Care AG & Co. KGaA	363,533
300	@	Genesis HealthCare Corp.	18,933
1,600	@	Gentiva Health Services, Inc.	32,272
1,000	@	Health Net, Inc.	53,810
1,300	@, L	Healthways, Inc.	60,775
8,450	@	Humana, Inc.	490,269
600	@	Lincare Holdings, Inc.	21,990
1,260	@, L	Pediatrix Medical Group, Inc.	71,896
800	@, L	Sierra Health Services, Inc.	32,936
1,000	@	Triad Hospitals, Inc.	52,250
600	@	United Surgical Partners International, Inc.	18,486
33,000		UnitedHealth Group, Inc.	1,748,010
900	@	WellCare Health Plans, Inc.	76,725
17,800	@	WellPoint, Inc.	1,443,580
			5,556,209
		Holding Companies - Diversified: 0.1%
500	L	Leucadia National Corp.	14,710
3,507	@@	LVMH Moet Hennessy Louis Vuitton SA	389,525
			404,235

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Home Builders: 0.2%
108,500	@, @@	Haseko Corp.	$395,128
1,000	L	MDC Holdings, Inc.	48,070
25	@	NVR, Inc.	16,625
499		Thor Industries, Inc.	19,656
1,800	L	Winnebago Industries	60,534
			540,013
		Home Furnishings: 0.2%
1,000		Ethan Allen Interiors, Inc.	35,340
20,000	@@	Matsushita Electric Industrial Co., Ltd.	403,089
			438,429
		Household Products/Wares: 0.2%
1,800	L	American Greetings Corp.	41,778
2,800		Blyth, Inc.	59,108
2,500	@@	Henkel KGaA	370,717
400		John H. Harland Co.	20,492
900	@, L	Playtex Products, Inc.	12,213
2,100	L	Tupperware Corp.	52,353
			556,661
		Housewares: 0.0%
1,715		Toro Co.	87,877
			87,877
		Insurance: 4.4%
12,600	@@	ACE Ltd.	718,956
18,400		Allstate Corp.	1,105,104
3,275		American Financial Group, Inc.	111,481
25,900		American International Group, Inc.	1,740,998
300		Arthur J Gallagher & Co.	8,499
16,100		Chubb Corp.	831,887
2,900		Delphi Financial Group	116,667
2,400	@@	Everest Re Group Ltd.	230,808
12,000		Genworth Financial, Inc.	419,280
10,740		Hartford Financial Services Group, Inc.	1,026,529
5,500		HCC Insurance Holdings, Inc.	169,400
2,900		Horace Mann Educators Corp.	59,595
120	L	Landamerica Financial Group, Inc.	8,869
164,513	@@	Legal & General Group PLC	516,387
18,900		Loews Corp.	858,627
21,350	L	Metlife, Inc.	1,348,253
2,730		Old Republic International Corp.	60,388
2,140	@, L	Philadelphia Consolidated Holding Co.	94,139
1,000		PMI Group, Inc.	45,220
1,700		Presidential Life Corp.	33,524
1,600	@, L	ProAssurance Corp.	81,840
13,981		Prudential Financial, Inc.	1,261,925
910	L	Radian Group, Inc.	49,941
500		RLI Corp.	27,465
5,069		Safeco Corp.	336,734
1,000		Safety Insurance Group, Inc.	40,120
400	@, L	SCPIE Holdings, Inc.	9,080
2,790		Selective Insurance Group	71,033
1,900		Stancorp Financial Group, Inc.	93,423
5,500		Travelers Cos., Inc.	284,735
200	@, L	Triad Guaranty, Inc.	8,282
2,100		Unitrin, Inc.	98,847
5,217		WR Berkley Corp.	172,787
1,800		Zenith National Insurance Corp.	85,086
1,410	@@, L	Zurich Financial Services AG	407,738
			12,533,647
		Internet: 0.5%
4,600	@, L	Amazon.com, Inc.	183,034
200	@, L	Blue Coat Systems, Inc.	7,346
400	@, L	Blue Nile, Inc.	16,264
300	@	F5 Networks, Inc.	20,004
13,900	@	IAC/InterActiveCorp.	524,169
1,000	@, L	Infospace, Inc.	25,670
700	@, L	j2 Global Communications, Inc.	19,404
2,790	@	McAfee, Inc.	81,133
2,500	@	Napster, Inc.	10,350
1,000	@, L	NetFlix, Inc.	23,190
1,800	@	PC-Tel, Inc.	18,306
1,200	@, L	Secure Computing Corp.	9,240
5,579	@, @@	SeLoger.com	246,087
800	@, L	Stamps.com, Inc.	11,496
2,300		United Online, Inc.	32,269
11,300	@, L	VeriSign, Inc.	283,856
600	@	WebEx Communications, Inc.	34,116
			1,545,934

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Iron/Steel: 0.8%
300		Carpenter Technology Corp.	$36,228
800		Chaparral Steel Co.	46,536
920	L	Cleveland-Cliffs, Inc.	58,889
400	@	Material Sciences Corp.	3,992
16,400		Nucor Corp.	1,068,132
92,000	@@	Sumitomo Metal Industries Ltd.	474,714
6,900		United States Steel Corp.	684,273
			2,372,764
		Leisure Time: 0.4%
10,060	@@	Carnival PLC	485,684
81,880	@@	First Choice Holidays PLC	464,196
610	L	Polaris Industries, Inc.	29,268
1,400		Sabre Holdings Corp.	45,850
			1,024,998
		Lodging: 0.1%
1,900		Harrah’s Entertainment, Inc.	160,455
			160,455
		Machinery - Construction & Mining: 0.3%
12,095	@@	Atlas Copco AB	385,606
16,000	@@	Hitachi Construction Machinery Co., Ltd.	430,991
2,000	L	Joy Global, Inc.	85,800
			902,397
		Machinery - Diversified: 0.4%
2,300	@, L	AGCO Corp.	85,031
500		Applied Industrial Technologies, Inc.	12,270
2,700		Cummins, Inc.	390,744
2,300	@	Gardner Denver, Inc.	80,155
7,684	@@	Heidelberger Druckmaschinen	352,361
867		IDEX Corp.	44,113
200	@, L	Intevac, Inc.	5,274
1,000		Manitowoc Co., Inc.	63,530
1,900		Nordson Corp.	88,274
300		Robbins & Myers, Inc.	11,187
			1,132,939
		Media: 2.1%
5,100		Clear Channel Communications, Inc.	178,704
32,300		McGraw-Hill Cos., Inc.	2,031,024
21,400		News Corp., Inc. - Class A	494,768
11,083	@@	Vivendi	451,699
81,200		Walt Disney Co.	2,795,716
			5,951,911
		Metal Fabricate/Hardware: 0.1%
750		AM Castle & Co.	22,020
900		Commercial Metals Co.	28,215
800		Precision Castparts Corp.	83,240
1,662		Quanex Corp.	70,386
			203,861
		Mining: 0.2%
25,059	@@	BHP Billiton Ltd.	607,003
			607,003
		Miscellaneous Manufacturing: 2.8%
1,900	L	Acuity Brands, Inc.	103,436
470		AO Smith Corp.	17,963
499		Aptargroup, Inc.	33,398
300	@, L	Ceradyne, Inc.	16,422
9,600		Cooper Industries Ltd.	431,904
3,800		Crane Co.	153,596
15,000	L	Eastman Kodak Co.	338,400
7,800		Eaton Corp.	651,768
1,520	@	EnPro Industries, Inc.	54,796
52,492		General Electric Co.	1,856,117
400		Harsco Corp.	17,944
33,900		Honeywell International, Inc.	1,561,434
30,000	@@	Konica Minolta Holdings, Inc.	393,049
1,000	@	Lydall, Inc.	15,890
6,200		Parker Hannifin Corp.	535,122
1,900	L	Pentair, Inc.	59,204
500		Roper Industries, Inc.	27,440
6,873	@@	Siemens AG	736,003
1,000	L	Standex International Corp.	28,510
1,700	@	Sturm Ruger & Co., Inc.	22,865
2,589		Teleflex, Inc.	176,233
2,500		Tredegar Corp.	56,975
21,400	@@	Tyco International Ltd.	675,170
			7,963,639
		Office Furnishings: 0.0%
1,172	L	Herman Miller, Inc.	39,250
			39,250

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Office/Business Equipment: 0.3%
54,000	@	Xerox Corp.	$912,060
			912,060
		Oil & Gas: 6.1%
800	@	Atwood Oceanics, Inc.	46,952
100		Cabot Oil & Gas Corp.	6,732
39,781		Chevron Corp.	2,942,203
400	@	Encore Acquisition Co.	9,676
12,600	@@	ERG S.p.A.	346,718
89,850		ExxonMobil Corp.	6,779,183
1,000	@, L	Forest Oil Corp.	33,370
400		Frontier Oil Corp.	13,056
6,810	L	Helmerich & Payne, Inc.	206,615
24,700		Marathon Oil Corp.	2,441,101
4,100	@	Newfield Exploration Co.	171,011
2,780	L	Noble Energy, Inc.	165,827
12,000		Occidental Petroleum Corp.	591,720
2,880	@@	Petroleo Brasileiro SA ADR	286,589
400	@, L	Petroleum Development Corp.	21,428
2,700	@, L	Pride International, Inc.	81,270
22,473	@@	Royal Dutch Shell PLC - Class B	747,657
12,584	@@, L	Sasol Ltd. ADR	415,901
500	@	Southwestern Energy Co.	20,490
900		St. Mary Land & Exploration Co.	33,012
9,600	@@	Total SA	670,662
21,900		Valero Energy Corp.	1,412,331
			17,443,504
		Oil & Gas Services: 0.7%
1,600	@	Grant Prideco, Inc.	79,744
30,700		Halliburton Co.	974,418
2,700	@, L	Helix Energy Solutions Group, Inc.	100,683
200	@, L	Hornbeck Offshore Services, Inc.	5,730
300	@	Hydril	28,872
410	@, L	Lone Star Technologies	27,072
500		Lufkin Industries, Inc.	28,090
15,200	@, @@	Petroleum Geo-Services ASA	390,274
1,300	@, L	SEACOR Holdings, Inc.	127,920
4,130	L	Tidewater, Inc.	241,935
600	@	W-H Energy Services, Inc.	28,044
			2,032,782
		Packaging & Containers: 0.5%
40,200	@, L	Pactiv Corp.	1,356,348
4,400		Sonoco Products Co.	165,352
			1,521,700
		Pharmaceuticals: 4.4%
18,000		AmerisourceBergen Corp.	949,500
9,159	@@	AstraZeneca PLC	493,752
500	@, L	Bradley Pharmaceuticals, Inc.	9,595
600	@, L	Cephalon, Inc.	42,726
16,100	@	Forest Laboratories, Inc.	828,184
24,000	@@	GlaxoSmithKline PLC	662,476
22,600	@, L	King Pharmaceuticals, Inc.	444,542
1,800		Medicis Pharmaceutical Corp.	55,476
48,900		Merck & Co., Inc.	2,159,913
500	@, L	MGI Pharma, Inc.	11,235
10,500		Mylan Laboratories	221,970
1,100	@	NBTY, Inc.	58,344
1,400	@	Noven Pharmaceuticals, Inc.	32,480
4,165	@@	Omega Pharma SA	324,039
200	L	Omnicare, Inc.	7,954
123,450		Pfizer, Inc.	3,118,338
4,730	@@	Roche Holding AG	840,220
77,800		Schering-Plough Corp.	1,984,678
600	@, L	Sciele Pharma, Inc.	14,208
1,700	@, L	Sepracor, Inc.	79,271
2,340	@	Theragenics Corp.	14,648
800	@, L	USANA Health Sciences, Inc.	37,496
400	@	VCA Antech, Inc.	14,524
1,300	@, L	Viropharma, Inc.	18,655
			12,424,224
		Pipelines: 0.1%
1,200		Kinder Morgan, Inc.	127,740
3,000		Oneok, Inc.	135,000
			262,740
		Real Estate: 0.3%
26,000	@@	Cheung Kong Holdings Ltd.	328,698
14,000	@@	Mitsui Fudosan Co., Ltd.	409,267

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Real Estate (continued)
2,300	@, L	Realogy Corp.	$68,103
			806,068
		Real Estate Investment Trusts: 0.2%
315		Essex Property Trust, Inc.	40,786
700	L	Highwoods Properties, Inc.	27,643
5,300	L	Hospitality Properties Trust	248,040
200		Inland Real Estate Corp.	3,668
3,500		Liberty Property Trust	170,520
800		Longview Fibre Co.	19,704
500		LTC Properties, Inc.	12,955
700		UDR, Inc.	21,434
			544,750
		Retail: 3.8%
500	@	99 Cents Only Stores	7,365
2,600	@, L	Aeropostale, Inc.	104,598
4,647		American Eagle Outfitters	139,364
3,300	@	AnnTaylor Stores Corp.	127,974
400		Barnes & Noble, Inc.	15,780
5,900	@, L	Big Lots, Inc.	184,552
700		Brinker International, Inc.	22,890
1,250		Brown Shoe Co., Inc.	52,500
600		Cash America International, Inc.	24,600
700		Cato Corp.	16,373
700	@	CEC Entertainment, Inc.	29,078
5,300	@, L	Charming Shoppes, Inc.	68,635
100	@	Childrens Place Retail Stores, Inc.	5,576
7,600		Circuit City Stores, Inc.	140,828
1,160		Claire’s Stores, Inc.	37,259
7,682		CVS Corp.	262,263
3,400		Dollar General Corp.	71,910
4,200	@	Dollar Tree Stores, Inc.	160,608
12,700	@@	Don Quijote Co., Ltd.	247,637
2,800	@, L	Dress Barn, Inc.	58,268
7,800		Family Dollar Stores, Inc.	231,036
19,500	L	Federated Department Stores, Inc.	878,475
65,000		Gap, Inc.	1,118,650
600	@, L	HOT Topic, Inc.	6,660
1,100	@, L	Jack in the Box, Inc.	76,043
500	@, L	Jo-Ann Stores, Inc.	13,625
22,900	@	Kohl’s Corp.	1,754,369
31,000		McDonald’s Corp.	1,396,550
1,882		Men’s Wearhouse, Inc.	88,548
300		Movado Group, Inc.	8,835
10,100		Nordstrom, Inc.	534,694
4,000		OfficeMax, Inc.	210,960
900	L	OSI Restaurant Partners, Inc.	35,550
445	@, L	Panera Bread Co.	26,282
2,875	@	Payless Shoesource, Inc.	95,450
2,600		Petsmart, Inc.	85,696
400	@, L	PF Chang’s China Bistro, Inc.	16,752
7,300	L	RadioShack Corp.	197,319
2,000		Regis Corp.	80,740
5,500		Ross Stores, Inc.	189,200
3,500	L	Saks, Inc.	72,940
1,100	@, L	School Specialty, Inc.	39,721
2,268	@, L	Select Comfort Corp.	40,370
10,600	@@	Seven & I Holdings Co., Ltd.	321,349
3,477	@, L	Sonic Corp.	77,468
6,200		TJX Cos., Inc.	167,152
2,000		Triarc Cos.	34,380
500	@, L	Tween Brands, Inc.	17,860
25,900		Wal-Mart Stores, Inc.	1,216,005
			10,810,737
		Savings & Loans: 0.6%
2,100		Bankunited Financial Corp.	44,541
500	L	Downey Financial Corp.	32,270
1,000	@, L	FirstFed Financial Corp.	56,830
37,200	L	Washington Mutual, Inc.	1,502,136
			1,635,777
		Semiconductors: 0.7%
2,900	@, L	Actel Corp.	47,908
7,500	L	Applied Materials, Inc.	137,400
13,900	@, L	Atmel Corp.	69,917
1,700	@	Brooks Automation, Inc.	29,155
2,300	@, L	DSP Group, Inc.	43,700
6,200	@, @@	Elpida Memory, Inc.	239,659
1,100	@	Exar Corp.	14,564
2,700	@	Fairchild Semiconductor International, Inc.	45,144

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
5,300	@	Integrated Device Technology, Inc.	$81,726
300	@	International Rectifier Corp.	11,463
300		Intersil Corp.	7,947
3,800	@	Kulicke & Soffa Industries, Inc.	35,150
2,565	@, L	Lam Research Corp.	121,427
1,900	@	MEMC Electronic Materials, Inc.	115,102
1,860	L	Microchip Technology, Inc.	66,086
5,700	@, L	Novellus Systems, Inc.	182,514
2,180	@, L	Pericom Semiconductor Corp.	21,320
5,100	@	Semtech Corp.	68,748
12,600	@@	Shinko Electric Industries	283,578
800	@, L	Skyworks Solutions, Inc.	4,600
10,200	@, L	Teradyne, Inc.	168,708
922	@, L	Varian Semiconductor Equipment Associates, Inc.	49,216
900	@, L	Veeco Instruments, Inc.	17,550
			1,862,582
		Software: 1.7%
2,300		Acxiom Corp.	49,197
500	@	Advent Software, Inc.	17,435
300	@, L	Allscripts Healthcare Solutions, Inc.	8,043
300	@, L	Altiris, Inc.	9,873
560	@, L	Ansys, Inc.	28,431
13,900	@	BMC Software, Inc.	427,981
64,200	L	CA, Inc.	1,663,422
1,700	@	Captaris, Inc.	9,843
2,200	@, L	CSG Systems International	55,044
600	@	Dendrite International, Inc.	9,396
1,118	L	Dun & Bradstreet Corp.	101,962
1,900		Fair Isaac Corp.	73,492
30,800		First Data Corp.	828,520
1,700		Global Payments, Inc.	57,902
747	@	Hyperion Solutions Corp.	38,717
800		Inter-Tel, Inc.	18,912
3,400	@	Intuit, Inc.	93,024
600	@	Keane, Inc.	8,148
700	@, L	Mantech International Corp.	23,387
300	@, L	Mapinfo Corp.	6,039
19,050		Microsoft Corp.	530,924
700	@	Phoenix Technologies Ltd.	4,375
1,100	@	Progress Software Corp.	34,320
4,505	@	Sybase, Inc.	113,886
22,346	@, @@	Tele Atlas NV	502,005
1,100	@	Wind River Systems, Inc.	10,934
			4,725,212
		Telecommunications: 3.9%
8,100	@	3Com Corp.	31,671
36,036	@@	Alcatel SA	425,730
58,547		AT&T, Inc.	2,308,508
2,300	@	C-COR, Inc.	31,878
17,900	@	Cincinnati Bell, Inc.	84,130
103,500	@	Cisco Systems, Inc.	2,642,355
300		CT Communications, Inc.	7,230
2,600	@, L	Ditech Networks, Inc.	21,112
1,100	@	General Communication, Inc.	15,400
700	@	Harmonic, Inc.	6,874
1,606		Harris Corp.	81,826
51,900		Motorola, Inc.	917,073
2,000	@	Network Equipment Technologies, Inc.	19,400
72	@@	Nippon Telegraph & Telephone Corp.	380,333
4,043	@@	Orascom Telecom GDR	280,407
16,250		Qualcomm, Inc.	693,225
13,400		Sprint Nextel Corp.	254,064
500	@	Symmetricom, Inc.	4,150
221,339	@@	Telecom Italia S.p.A.	547,568
25,829	@@	Telefonica SA	571,975
6,153	@@	Telekomunikasi Indonesia Tbk PT ADR	265,440
3,035		Telephone & Data Systems, Inc.	180,947
900	@	Tollgrade Communications, Inc.	11,304
3,600	@, L	Utstarcom, Inc.	29,844
22,200		Verizon Communications, Inc.	841,824
143,500	@@	Vodafone Group PLC	383,699
			11,037,967
		Textiles: 0.1%
700		Angelica Corp.	19,278
2,200	@, L	Mohawk Industries, Inc.	180,510
			199,788
		Toys/Games/Hobbies: 0.1%
15,000		Mattel, Inc.	413,550
			413,550

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Transportation: 0.7%
1,300		Con-way, Inc.	$64,792
54	@@	East Japan Railway Co.	420,007
400	@	EGL, Inc.	15,852
700	L	Expeditors International Washington, Inc.	28,924
12,100		FedEx Corp.	1,299,903
1,300		Heartland Express, Inc.	20,644
1,700	@, L	HUB Group, Inc.	49,283
600		Landstar System, Inc.	27,504
1,500	@, L	Old Dominion Freight Line	43,215
1,780		Overseas Shipholding Group	111,428
600	@, L	Swift Transportation Co., Inc.	18,696
			2,100,248
		Water: 0.2%
6,920	@@	Veolia Environnement	515,069
			515,069
		Total Common Stock
		(Cost $163,597,177)	194,238,042
EXCHANGE-TRADED FUNDS: 0.2%
		Exchange-Traded Funds: 0.2%
6,200	L	iShares S&P SmallCap 600 Index Fund	420,794

		Total Exchange-Traded Funds
		(Cost $411,169)	420,794
PREFERRED STOCK: 0.4%
		Diversified Financial Services: 0.1%
9,575	P	Merrill Lynch & Co., Inc.	240,428
			240,428
		Insurance: 0.2%
9,100	@@, P	Aegon NV	234,962
3,000	@@, P	Aegon NV - Series 1	77,220
10,100	P	Metlife, Inc.	264,822
			577,004
		Media: 0.1%
11,044	@@	ProSieben SAT.1 Media AG	393,387
			393,387
		Total Preferred Stock
		(Cost $1,154,313)	1,210,819

Principal Amount			Value
CORPORATE BONDS/NOTES: 4.5%
		Banks: 1.9%
$220,000	@@, C	Australia & New Zealand Banking Group Ltd., 5.556%, due 10/29/49	$191,403
123,000	@@, #, C	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	124,557
89,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	97,372
110,000	@@, C	Bank of Ireland, 5.625%, due 12/29/49	95,784
90,000	@@, C	Bank of Nova Scotia, 5.500%, due 08/21/85	76,320
40,000		Bank of Scotland, 5.563%, due 11/30/49	34,505
61,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	63,588
60,000	@@, C	Barclays Bank PLC, 5.563%, due 12/31/49	52,428
150,000	@@, C	BNP Paribas, 5.445%, due 09/29/49	128,529
116,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	112,207
90,000	@@, C	Den Norske Bank ASA, 5.500%, due 08/29/49	76,950
20,000	@@, C	Den Norske Bank ASA, 5.625%, due 11/29/49	17,286
127,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	151,583
309,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	305,626
350,000	@@, C	HSBC Bank PLC, 5.663%, due 06/29/49	297,850
180,000	@@, C	HSBC Bank PLC, 5.687%, due 06/29/49	156,600
220,000	@@, C	Lloyds TSB Bank PLC, 5.478%, due 08/29/49	189,750
20,000	@@, C	Lloyds TSB Bank PLC, 5.563%, due 11/29/49	17,403
195,000	C	M&I Capital Trust A, 7.650%, due 12/01/26	201,591
131,000	C	Mellon Capital I, 7.720%, due 12/01/26	136,173
110,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	116,303
130,000	@@, C	National Australia Bank Ltd., 5.556%, due 10/29/49	112,761
20,000	@@, C	National Westminster Bank PLC, 5.500%, due 11/29/49	17,202
140,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	136,403
60,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	57,941
36,000	C	RBS Capital Trust I, 5.512%, due 09/30/49	35,473
163,000	@@, #, C	Resona Bank Ltd., 5.850%, due 09/29/49	162,485
370,000	@@, C	Royal Bank of Scotland Group PLC, 5.563%, due 12/29/49	317,275
110,000	@@, C	Societe Generale, 5.429%, due 11/29/49	94,992
465,000	@@, #, C	Societe Generale, 5.922%, due 12/05/49	465,586
270,000	@@, C	Standard Chartered PLC, 5.563%, due 07/29/49	223,155
40,000	@@, C	Standard Chartered PLC, 5.587%, due 01/29/49	33,038

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Banks (continued)
$410,000	@@, C	Standard Chartered PLC, 5.625%, due 11/29/49	$345,425
118,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	122,028
127,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	128,627
100,000	@@, C	Westpac Banking Corp., 5.525%, due 09/30/49	85,506
181,000	#, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	173,993
210,000	@@, #, C	Woori Bank, 6.125%, due 05/03/16	215,351
			5,371,049
		Chemicals: 0.0%
40,000		Stauffer Chemical, 5.380%, due 04/15/10	34,105
80,000		Stauffer Chemical, 5.790%, due 04/15/18	42,964
80,000		Stauffer Chemical, 7.440%, due 04/15/17	45,499
			122,568
		Computers: 0.1%
165,000	C	Hewlett-Packard Co., 5.400%, due 03/01/17	164,301
			164,301
		Diversified Financial Services: 1.2%
290,000	@@, #, C, L	Aiful Corp., 4.450%, due 02/16/10	281,307
242,000		Core Investment Grade Bond Trust I, 4.642%, due 11/30/07	240,881
256,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	266,156
119,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	123,100
75,000	@@, C	Financiere CSFB NV, 5.500%, due 03/29/49	64,500
148,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	148,231
164,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	211,085
269,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	264,914
221,000	C	Merrill Lynch & Co., Inc., 6.110%, due 01/29/37	214,972
88,000	@@, C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	90,046
95,000	@@, C	Paribas, 5.500%, due 12/31/49	81,942
67,167	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	66,493
109,196	@@, #, C	Petroleum Export Ltd., 5.265%, due 06/15/11	106,922
272,279	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	277,894
379,000	@@, #, C	Preferred Term Securities Ltd., 5.860%, due 03/23/35	381,748
89,000	C	Residential Capital, LLC, 6.500%, due 04/17/13	88,264
1,052,895	#	Toll Road Investors Partnership II LP, 17.110%, due 02/15/45	138,994
100,000	#, C	Twin Reefs Pass-Through Trust, 6.320%, due 12/10/49	100,345
157,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	165,332
108,000	#, C	Wachovia Capital Trust V, 7.550%, due 06/01/27	112,574
			3,425,700
		Electric: 0.4%
165,000	C	Commonwealth Edison Co., 4.700%, due 04/15/15	151,238
95,000	C	Commonwealth Edison Co., 5.875%, due 02/01/33	88,435
162,000	C	Commonwealth Edison Co., 5.950%, due 08/15/16	158,860
40,000	@@	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	47,286
161,000	#, C	ITC Holdings Corp., 5.875%, due 09/30/16	162,162
70,000	#, C	ITC Holdings Corp., 6.375%, due 09/30/36	70,642
160,000	C	Nisource Finance Corp., 6.150%, due 03/01/13	164,955
154,000	C	NorthWestern Corp., 5.875%, due 11/01/14	152,143
32,584		PPL Montana, LLC, 8.903%, due 07/02/20	36,155
			1,031,876
		Insurance: 0.1%
194,000	@@, C	Aegon NV, 5.305%, due 12/31/49	166,379
			166,379
		Miscellaneous Manufacturing: 0.0%
78,000		Honeywell International, Inc., 5.700%, due 03/15/37	75,763
			75,763
		Multi-National: 0.0%
90,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	87,759
			87,759
		Oil & Gas: 0.2%
115,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	110,572
29,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	30,816
68,000	C, L	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	70,125
243,000	#	Pemex Project Funding Master Trust, 6.655%, due 06/15/10	249,804
130,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	125,660
			586,977
		Pipelines: 0.1%
408,000	#, C, I	Cameron Highway Oil Pipeline System Project, 5.860%, due 12/15/17	402,008
			402,008
		Real Estate Investment Trusts: 0.2%
42,000	C	Liberty Property LP, 6.375%, due 08/15/12	44,029
153,000	C	Liberty Property LP, 7.750%, due 04/15/09	160,067
333,000	C	Simon Property Group L.P., 5.000%, due 03/01/12	330,202
			534,298
		Retail: 0.1%
188,000	C	Home Depot, Inc., 5.875%, due 12/16/36	179,856
			179,856
		Telecommunications: 0.2%
261,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	268,781
59,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	58,922

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Telecommunications (continued)
$68,000	C	Sprint Nextel Corp., 6.000%, due 12/01/16	$67,040
155,000	@@, C	TELUS Corp., 8.000%, due 06/01/11	169,911
			564,654
		Total Corporate Bonds/Notes
		(Cost $12,771,405)	12,713,188
U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.2%
		Federal Home Loan Bank: 0.1%
188,000	L	5.625%, due 06/13/16	193,721
			193,721
		Federal Home Loan Mortgage Corporation: 3.2%
433,683	C	4.500%, due 12/15/16	427,856
806,000	L	5.000%, due 01/16/09	807,812
436,572	C	5.000%, due 08/15/16	432,860
429,000	C	5.000%, due 05/15/20	418,724
161,000	C	5.000%, due 04/15/32	157,867
2,259,000	@	5.000%, due 01/00/00	2,180,994
400,000	L	5.125%, due 04/18/11	404,490
99,000	C	5.500%, due 12/15/20	98,574
1,589,000	C	5.500%, due 09/15/32	1,575,922
59,000	C	5.500%, due 10/15/32	58,818
53,000	C	5.500%, due 11/15/32	52,442
839,000	W	5.500%, due 04/01/33	830,348
177,000	C	5.500%, due 07/15/33	177,029
398,000		5.750%, due 06/27/16	413,715
368,775	C	6.000%, due 01/15/29	376,561
121,375		6.000%, due 02/01/29	123,323
559,000		6.625%, due 09/15/09	581,968
97,490		7.000%, due 11/01/31	101,305
			9,220,608
		Federal National Mortgage Association: 6.8%
652,000	W	4.500%, due 04/01/18	631,218
75,000	W	4.500%, due 04/01/37	70,500
240,522		4.818%, due 08/01/35	238,303
989,000	W	5.000%, due 04/15/21	975,401
2,427,000		5.000%, due 04/15/34	2,345,089
790,000		5.250%, due 08/01/12	799,997
471,000	L	5.250%, due 09/15/16	480,355
406,000	C	5.400%, due 03/26/12	405,896
223,707		5.500%, due 02/01/18	224,305
5,893,000	W	5.500%, due 04/15/19	5,907,733
838,000		5.500%, due 05/25/30	829,851
442,609		5.500%, due 11/01/33	439,177
245,534		5.500%, due 01/25/36	241,648
2,475,000		5.500%, due 04/15/36	2,449,478
353,835		5.500%, due 12/25/36	348,055
286,000	C	5.550%, due 03/29/10	285,886
2,920		6.000%, due 03/01/17	2,973
71,000		6.000%, due 04/01/18	72,176
83,091	S	6.000%, due 10/01/18	84,530
298,975		6.000%, due 12/01/18	304,447
252,438		6.000%, due 04/25/31	258,594
394,000		6.000%, due 04/01/34	396,955
72,627		6.500%, due 02/01/28	74,957
193,067		6.500%, due 09/01/32	198,556
142,000		6.625%, due 11/15/30	167,920
79,261		7.000%, due 02/01/31	82,824
67,940		7.000%, due 06/01/31	70,994
7,000		7.000%, due 05/15/34	7,214
760,000	L	7.250%, due 01/15/10	808,161
49,752		7.500%, due 09/01/31	52,053
			19,255,246
		Government National Mortgage Association: 0.1%
26,704		6.500%, due 01/15/29	27,507
73,604		6.500%, due 01/15/32	75,683
2,640		7.000%, due 12/15/27	2,763
12,150		7.000%, due 01/15/28	12,714
89,144		7.000%, due 02/15/28	93,282
69,480		7.500%, due 12/15/23	72,473
			284,422
		Total U.S. Government Agency Obligations
		(Cost $29,008,086)	28,953,997
U.S. TREASURY OBLIGATIONS: 7.1%
		U.S. Treasury Bonds: 1.4%
11,000		4.500%, due 03/31/12	10,982
3,151,000	L	4.500%, due 02/15/36	2,971,790
996,000	L	4.625%, due 02/15/17	994,289
			3,977,061

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		U.S. Treasury Notes: 4.3%
$8,488,000	L	4.625%, due 02/29/12	$8,522,156
1,495,000	L	4.750%, due 02/28/09	1,498,972
2,218,000	L	4.750%, due 02/15/10	2,231,343
			12,252,471
		Treasury Inflation Indexed Protected Securities: 1.4%
287,000	L	2.000%, due 01/15/16	288,269
784,000	L	2.000%, due 01/15/26	760,140
561,000	L	2.375%, due 04/15/11	579,729
975,000	L	2.375%, due 01/15/17	993,432
400,000	L	2.375%, due 01/15/25	432,456
786,000		3.875%, due 01/15/09	1,005,848
			4,059,874
		Total U.S. Treasury Obligations
		(Cost $20,234,699)	20,289,406
ASSET-BACKED SECURITIES: 0.3%
		Automobile Asset-Backed Securities: 0.0%
38,000	C	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	37,817
20,480	C	Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	20,395
43,680	C	Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09	43,536
			101,748
		Credit Card Asset-Backed Securities: 0.0%
95,000	C	Bank One Issuance Trust, 4.540%, due 09/15/10	94,387
			94,387
		Home Equity Asset-Backed Securities: 0.1%
29,000	C	Renaissance Home Equity Loan Trust, 4.500%, due 05/25/35	28,812
21,235	C	Renaissance Home Equity Loan Trust, 4.723%, due 11/25/35	21,135
107,659	C	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	105,295
			155,242
		Other Asset-Backed Securities: 0.2%
7,693	C	Caterpillar Financial Asset Trust, 5.590%, due 02/25/09	7,692
16,892	C	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	16,738
33,000	C	Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	32,791
228,000	C	Countrywide Asset-Backed Certificates, 5.683%, due 10/25/46	228,321
31,000	C	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	31,155
25,000	C	Credit-Based Asset Servicing and Securitization, LLC, 5.510%, due 12/25/36	24,957
65,000	C	Equity One, Inc., 5.120%, due 09/25/33	64,226
85,000	C, S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	84,892
57,946	C	Popular Mortgage Pass-Through Trust, 4.000%, due 12/25/34	57,563
24,000	C	Popular Mortgage Pass-Through Trust, 4.596%, due 11/25/35	23,816
26,000	C	Renaissance Home Equity Loan Trust, 5.600%, due 05/25/36	26,012
			598,163
		Total Asset-Backed Securities
		(Cost $952,269)	949,540
COLLATERALIZED MORTGAGE OBLIGATIONS: 10.6%
295,605	C	Banc of America Alternative Loan Trust, 6.291%, due 11/25/21	299,532
89,000	C	Banc of America Alternative Loan Trust, 6.507%, due 04/25/37	90,418
33,000	C	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	32,230
23,000	C	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	22,802
65,724	C	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	65,201
143,000	C	Banc of America Commercial Mortgage, Inc., 4.945%, due 11/10/42	142,132
331,897	C	Banc of America Funding Corp., 5.858%, due 05/20/36	332,656
100,000	C	Banc of America Mortgage Securities, Inc., 4.145%, due 07/25/34	97,935
112,949	C	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	112,756
90,495	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	89,298
235,125	C	Bank of America Alternative Loan Trust, 6.500%, due 05/25/46	239,173
7,000	C	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	6,814
243,497	C	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	245,113
9,000	C	Capco America Securitization Corp., 6.460%, due 10/15/30	9,165
131,889	C	Chaseflex Trust, 6.500%, due 02/25/37	133,631
357,358	C	Countrywide Alternative Loan Trust, 5.419%, due 10/25/35	353,222
356,536	C	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	357,551
8,491	C	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	8,171
795,000	C	Credit Suisse First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	781,970
68,000	C	Credit Suisse First Boston Mortgage Securities Corp., 7.547%, due 04/15/62	73,155
372,582	C	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	376,713
903,118	C	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	937,402
115,711	C	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	113,752
10,000	C	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	9,901
15,786	C	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	15,932
194,993	C	GMAC Mortgage Corp. Loan Trust, 4.602%, due 10/19/33	191,385
122,924	C	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	122,455
62,000	C	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	62,058
70,733	#, C	GSMPS 2005-RP1 1AF, 5.670%, due 01/25/35	71,036

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$9,013	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.833%, due 04/15/45	$9,153
153,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.861%, due 04/15/45	157,593
2,152,131	C	JP Morgan Mortgage Trust, 5.407%, due 11/25/35	2,133,636
51,000	C	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	49,710
428,000	C	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	419,086
10,000	C	LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30	9,801
10,000	C	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	9,758
6,000	C	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	5,944
199,000	C	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	197,758
15,000	C	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	14,427
49,000	C	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	49,042
25,000	C	LB-UBS Commercial Mortgage Trust, 5.207%, due 02/15/31	25,005
244,000	C	LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	248,603
199,000	C	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	208,126
228,023	C	LB-UBS Commercial Mortgage Trust, 6.830%, due 08/15/26	241,202
104,945	C	MASTR Adjustable Rate Mortgages Trust, 5.623%, due 01/25/47	104,879
297,852	C	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	299,930
799,270	C	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	785,657
2,378,674	C	MASTR Reperforming Loan Trust, 5.680%, due 07/25/35	2,383,726
271,735	C	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	263,473
181,342	C	RAAC Series, 5.250%, due 09/25/34	180,057
137,225	C	Thornburg Mortgage Securities Trust, 5.690%, due 09/25/34	137,727
756,000	C	Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.733%, due 02/25/47	756,000
3,863,481	C, S	Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.773%, due 11/25/46	3,863,481
239,155	C	Washington Mutual Mortgage Pass-Through Certificates, 5.000%, due 12/25/18	236,390
3,113,007	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.633%, due 01/25/47	3,107,413
993,584	C	Washington Mutual Mortgage Pass-Through Certificates, 5.646%, due 01/25/47	992,049
1,409,684	C	Washington Mutual Mortgage Pass-Through Certificates, 5.673%, due 01/25/47	1,407,371
603,841	C	Washington Mutual Mortgage Pass-Through Certificates, 5.750%, due 02/25/36	608,988
2,660,516	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.772%, due 11/25/46	2,661,763
651,555	C	Washington Mutual Mortgage Pass-Through Certificates, 5.773%, due 11/25/46	650,970
30,937	C	Washington Mutual Mortgage Pass-Through Certificates, 5.850%, due 09/25/46	30,977
704,298	C	Washington Mutual Mortgage Pass-Through Certificates, 5.896%, due 11/25/46	706,334
416,198	C	Washington Mutual Mortgage Pass-Through Certificates, 6.290%, due 05/25/46	416,897
128,000	C	Wells Fargo Mortgage-Backed Securities Trust, 3.500%, due 06/25/35	125,753
107,000	C	Wells Fargo Mortgage-Backed Securities Trust, 4.802%, due 07/25/34	105,083
584,161	C	Wells Fargo Mortgage-Backed Securities Trust, 5.386%, due 08/25/35	577,926
452,692	C	Wells Fargo Mortgage-Backed Securities Trust, 5.678%, due 12/25/36	454,280
		Total Collateralized Mortgage Obligations
		(Cost $30,159,073)	30,029,527
MUNICIPAL BONDS: 0.2%
		California: 0.0%
120,000	C	City of San Diego, 7.125%, due 06/01/32	124,948
			124,948
		Louisiana: 0.1%
196,000	#, C	Tulane University of Louisiana, 6.174%, due 11/15/12	201,023
			201,023
		Michigan: 0.1%
265,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	277,267
			277,267
		Total Municipal Bonds
		(Cost $580,984)	603,238
		Total Long-Term Investments
		(Cost $258,869,175)	289,408,551
SHORT-TERM INVESTMENTS: 18.1%
		Commercial Paper: 3.0%
1,250,000	@@, #	ASB Finance Ltd., 5.220%, due 08/06/07	1,227,238
1,347,000	#	Concord Minutemen Capital Co., LLC, 5.060%, due 04/25/07	1,342,286
1,000,000		Crown Point Capital, 5.220%, due 04/17/07	997,539
2,500,000		St. Germian Holdings, 5.280%, due 04/10/07	2,496,337
1,500,000		St. Germian Holdings, 5.290%, due 04/11/07	1,497,578
1,000,000		UBS 5.220% 6/25/07, 5.170%, due 06/25/07	987,799
		Total Commercial Paper
		(Cost $8,548,777)	8,548,777
		Mutual Fund: 0.2%
500,000	**	ING Institutional Prime Money Market Fund	500,000
		Total Mutual Fund
		(Cost $500,000)	500,000

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
	Repurchase Agreement: 0.2%
$519,000	Morgan Stanley Repurchase Agreement dated 03/30/07, 5.300%, due 04/02/07, $519,229 to be received upon repurchase (Collateralized by $1,065,000 Resolution Funding Corporation, Discount Note, Market Value $531,275, due 01/15/21)		$519,000

	Total Repurchase Agreement
	(Cost $519,000)		519,000

	Securities Lending Collateralcc: 14.7%
41,859,199	The Bank of New York Institutional Cash Reserves Fund		41,859,199

	Total Securities Lending Collateral
	(Cost $41,859,199)		41,859,199

	Total Short-Term Investments
	(Cost $51,426,976)		51,426,976

	Total Investments in Securities (Cost $310,296,151)*	120.0%	$ 340,835,527
	Other Assets and Liabilities - Net	(20.0)	(56,873,469)
	Net Assets	100.0%	$ 283,962,058

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MASTR	Mortgage Asset Securitization Transaction, Inc.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
**	Investment in affiliate
*	Cost for federal income tax purposes is $312,233,769 .
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$31,150,386
	Gross Unrealized Depreciation	(2,548,628)
	Net Unrealized Appreciation	$28,601,758

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Moderate Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING VP Strategic Allocation Moderate Portfolio Open Futures Contracts on March 31, 2007

	Number	Notional		Unrealized Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)
Long Contracts

90-Day Eurodollar	53	12,552,388	06/18/07	$9,669
S&P 400 E-Mini	6	513,480	06/15/07	14,255
S&P 500	8	2,862,400	06/14/07	59,811
U.S. Treasury 2-Year Note	67	13,727,672	06/29/07	(10,956)
U.S. Treasury 10-Year Note	66	7,136,250	06/20/07	27,580
				$100,359
Short Contracts

90-Day Eurodollar	53	(12,604,063)	12/17/07	$(24,111)
U.S. Treasury 5-Year Note	20	(2,115,938)	06/29/07	(10,393)
U.S. Treasury Long Bond	41	(4,561,250)	06/20/07	13,289
				$(21,215)

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  ING Strategic Allocation Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 30, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 30, 2007